As filed on January 30, 2004
                                            Registration Nos. 33-10754, 811-4933

                                    FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]
          Pre-Effective Amendment No.                  [ ]

          Post-Effective Amendment No. 29              [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]
          Amendment No. 31                             [X]

                        (Check appropriate box or boxes.)

                      COMMONWEALTH CASH RESERVE FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                                  P.O. BOX 1192
                          RICHMOND, VIRGINA 23209-1192
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-338-3383
               Registrant's Telephone Number, including Area Code

                                JEFFREY A. LAINE
                                38 COHASSET LANE
                          CHERRY HILL, NEW JERSEY 08003
                     (Name and Address of Agent for Service)

                                    COPY TO:
                                 BARBARA L. FAVA
                            PFM ASSET MANAGEMENT LLC
                          ONE KEYSTONE PLAZA, SUITE 300
                           NORTH FRONT & MARKET SREETS
                            HARRISBURG, PA 17101-2044

                                        &

                             LAURA A. CORSELL, ESQ.
                             CORSELL LAW GROUP, LTD.
                    ROSE TREE CORPORATE CENTER II, SUITE 6020
                           1400 NORTH PROVIDENCE ROAD
                            MEDIA, PENNSYLVANIA 19063
                         ______________________________

Approximate Date of Proposed Public Offering

     It is proposed that this filing will become effective
     (check appropriate box)

     [X]  immediately upon filing pursuant to paragraph (b)

     [ ]  on (date) pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on [date] pursuant to paragraph (a)(1)

     [ ]  75 days after filing pursuant to paragraph (a)(2)

     [ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                    CCRF PRIME PORTFOLIO
[LOGO] COMMONWEALTH
-------------------                                CCRF FEDERAL PORTFOLIO
Cash Reserve Fund                           ------------------------------------
                                            COMMONWEALTH CASH RESERVE FUND, INC.
Prospectus Dated January 30, 2004                      P.O. BOX 1192
                                               RICHMOND, VIRGINIA 23209-1192
                                                       1-800-338-3383

                           INSTITUTIONAL CLASS SHARES
                              INVESTOR CLASS SHARES

Commonwealth Cash Reserve Fund, Inc. ("Corporation") offers two separate investment portfolios (each a "Portfolio" and, collectively the "Portfolios"). Both the Commonwealth Cash Reserve Fund ("Prime Portfolio") and the CCRF Federal Portfolio ("Federal Portfolio") are money market funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. This prospectus gives you important information about the Institutional Class Shares and Investor Class Shares of the Portfolios that you should know before investing.

PFM Asset Management LLC ("PFM Asset Management" or the "Adviser") serves as each Portfolio's investment adviser.

--------------------------------------------------------------------------------

AN INVESTMENT IN THE PORTFOLIOS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIOS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIOS.

--------------------------------------------------------------------------------

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY - PRIME PORTFOLIO
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES


The Prime Portfolio is a money market fund that seeks to provide its shareholders with as high current income as is consistent with stability, safety of principal and liquidity and to maintain a stable net asset value ("NAV") of $1.00 per share. To do so, the Prime Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less and invests only in securities that have remaining maturities of thirteen months or less.

The Portfolio invests exclusively in high-quality, short-term money market instruments. These instruments include:

     * Unconditional Obligations of the United States Government or its agencies

     *    High quality debt obligations of U.S. companies

     *    Obligations of financial institutions

All instruments acquired by the Prime Portfolio are instruments in which municipalities and other government entities organized under the laws of the Commonwealth of Virginia are permitted to invest under the law of that state.

PRINCIPAL RISKS

Notwithstanding the high-quality securities in which the Prime Portfolio exclusively invests, an investment in the Prime Portfolio - like an investment in any money market fund - is subject to certain basic risks.

One of these is related to interest rates -- the chance that falling short-term interest rates will cause the Portfolio's income to decline.

A second is "management risk" -- the possibility that securities selected by the Portfolio's investment adviser will cause the Portfolio to underperform other money market funds.

Finally, the Portfolio is subject to "credit risk" -- the risk that the issuer of a security held by the Portfolio will fail to pay interest and principal in a timely manner. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

RISK/RETURN SUMMARY - PRIME PORTFOLIO
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PERFORMANCE AND EXPENSES

PORTFOLIO PERFORMANCE


The following information illustrates how the Institutional Class Shares of the Prime Portfolio have performed over time. The bar chart gives some indication of risk by showing changes in the Portfolio's performance from year to year. The table below the bar chart illustrates the average annual return of Institutional Class Shares of the Portfolio for the periods indicated. Keep in mind that the information below is calculated on a calendar year basis, while corresponding information set forth in the Financial Highlights portion of this Prospectus is calculated based on the Portfolio's fiscal year. Of course, past performance is not a guarantee of future results.


This bar chart shows changes in the performance of the Portfolio's Institutional Class Shares from year to year. The performance of Investor Class Shares will differ due to differences in expenses.

                                  [BAR CHART]


3.69%   6.06%   5.46%   5.61%   5.57%   5.20%   6.43%   4.17%   1.77%   1.12%
1994*   1995    1996    1997    1998    1999    2000    2001    2002    2003


* For approximately two months during 1994 there were no shareholders in the Portfolio.


Note: Results are shown on a calendar year basis; the Portfolio's fiscal year end, however, is March 31.

          High Quarter          4TH QTR 2000        1.64%

          Low Quarter           3RD QTR 2003         .24%


There is no performance information for Investor Class Shares of the Portfolio because it had not yet commenced operations as of the date of this prospectus.


AVERAGE ANNUAL TOTAL RETURNS OF INSTITUTIONAL CLASS SHARES
AS OF THE CALENDAR YEAR ENDED              PAST           PAST           PAST
DECEMBER 31, 2003                        ONE YEAR      FIVE YEARS      TEN YEARS
--------------------------------------------------------------------------------
Prime Portfolio                           1.12%          3.74%           4.51%

RISK/RETURN SUMMARY - PRIME PORTFOLIO
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PORTFOLIO EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Prime Portfolio. It is based upon gross expenses, without taking into account any fees that may have been waived by the Portfolio's investment adviser or other service providers.

                                          INSTITUTIONAL CLASS     INVESTOR CLASS
                                          -------------------     --------------
     Management Fees (1)                         0.16%                 0.16%
     12b-1 Fees (2)                              0.01%                 0.01%
     Other Expenses                              0.05%                 0.15%
     TOTAL PORTFOLIO OPERATING EXPENSES          0.22%                 0.32%


(1) Figures shown under the heading "Management Fees" include both advisory and administration fees payable to the Adviser. The Adviser may, in its sole discretion, waive all or a portion of these fees in any year. During the year ended, March 31, 2003, the Portfolio's investment adviser waived fees equal to approximately .07% of the Portfolio's average daily net assets. After giving effect to this fee waiver, the Management Fees paid by the Portfolio during the period shown were .09% of the Portfolio's average daily net assets. The Adviser's goal is to maintain an overall expense ratio not to exceed 0.15% and 0.25% of the average daily net assets for Institutional Class Shares and Investor Class Shares, respectively, during the current fiscal year. The Adviser expects to waive a portion of its fees during the current fiscal year, if necessary, to assist the Prime Portfolio in achieving these levels of expenses.


(2) Expenses associated with the distribution of the Portfolio's shares include expenses associated with the 12b-1 Plan of Distribution related to Institutional Class Shares and Investor Class Shares of the Prime Portfolio. Under that plan, distribution related expenses paid by Institutional Class Shares and Investor Class Shares of the Portfolio may not exceed .25% of the Portfolio's average daily net assets. The Portfolio's distributor anticipates that it will voluntarily waive a portion of its fees during the current fiscal year. After giving effect to such waivers, it is expected that the Portfolio's Institutional Class Shares and Investor Class Shares will each pay 0.01% of average daily net assets in distribution fees during the period.

EXPENSE EXAMPLE

This example allows you to compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. It is based on the following assumptions: $10,000 initial investment; 5% total return on your investment each year; Portfolio operating expenses remain as shown in the table above throughout the period; and redemption at the end of each time period.


          TERM             INSTITUTIONAL CLASS           INVESTOR CLASS
          ----             -------------------           --------------
          1 year                   $ 23                       $  33
          3 years                  $ 71                       $ 103
          5 years                  $124                       $ 180
          10 years                 $281                       $ 406


This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

RISK/RETURN SUMMARY - FEDERAL PORTFOLIO
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The Federal Portfolio is a money market fund that seeks to provide its shareholders with as high current income as is consistent with stability, safety of principal and liquidity and to maintain a stable NAV of $1.00 per share. To do so, the Federal Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less and invests only in securities that have remaining maturities of thirteen months or less.

The Portfolio invests exclusively in obligations of the United States Government, its agencies and instrumentalities ("U.S. Government Obligations"); repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in such U.S. Government Obligations and repurchase agreements.

PRINCIPAL RISKS

As in the case of any money market fund investment, an investment in the Federal Portfolio is subject to three basic risks. First, an investment in the Federal Portfolio is subject to "interest rate risk" -- the chance that falling short-term interest rates will cause income earned by the Federal Portfolio to decline. A second risk is "management risk" -- the possibility that securities selected by the Portfolio's investment adviser will cause the Portfolio to under perform other money market funds with similar investment strategies. Finally, the Federal Portfolio is subject to "credit risk" -- the risk that the issuer of a security held by the Portfolio will fail to pay interest and principal in a timely manner.

Although the Federal Portfolio is permitted to invest only in U.S. Government obligations, repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in such instruments, an investment in the Federal Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and it is possible to lose money by investing in the Federal Portfolio.

Because  the Federal  Portfolio  has not  completed  a full year of  operations,
financial  information  about  the  Federal  Portfolio,   including  performance
history, is not included in this prospectus.

PORTFOLIO EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Federal Portfolio commenced operations on May 9, 2003 and thus has not completed a full year of operations. Accordingly, the information shown is based on estimates of those expenses the Federal Portfolio is expected to incur, without taking into account any fees that may be waived by the various organizations that provide services to the Federal Portfolio. Note, however, that the figure shown as "Total Portfolio Operating Expenses" reflects the Adviser's agreement to waive its fees and/or reimburse the operating expenses of the Federal Portfolio to the extent necessary to cap the operating expenses of the Federal Portfolio at the level shown.

                                            INSTITUTIONAL CLASS   INVESTOR CLASS
                                            -------------------   --------------
     Management Fees (1)                           0.17%               0.17%
     12b-1 Fees (2)                                0.01%               0.01%
     Other Expenses                                0.06%               0.16%
     TOTAL PORTFOLIO OPERATING EXPENSES            0.24%               0.34%
     (BEFORE ADVISER'S EXPENSE CAP)

     TOTAL PORTFOLIO OPERATING EXPENSES            0.15%               0.25%
     FOR THE FEDERAL PORTFOLIO (AFTER GIVING
     EFFECT TO ADVISER'S EXPENSE CAP)

RISK/RETURN SUMMARY - FEDERAL PORTFOLIO
--------------------------------------------------------------------------------


(1) Figures shown under the heading "Management Fees" include both advisory and administration fees payable to the Adviser. The Adviser has entered into an agreement ("Expense Cap") pursuant to which it will waive its fee and/or reimburse the Federal Portfolio for expenses to the extent necessary to maintain an overall expense ratio for Institutional Class Shares and Investor Class Shares of the Portfolio of 0.15% and 0.25% or less, respectively, of the Portfolio's average daily net assets through January 27, 2005. Fee waivers and/or expense reimbursements, in addition to those required under the Expense Cap, may be provided by the Advisor, on a voluntary basis from time to time.

(2) Expenses associated with the distribution of the Portfolio's shares include expenses associated with the 12b-1 Plan of Distribution related to Institutional Class Shares and Investor Class Shares of the Federal Portfolio. Under that plan, distribution related expenses paid by Institutional Class Shares and Investor Class Shares of the Portfolio may not exceed .25% of the Portfolio's average daily net assets. The Portfolio's distributor anticipates that it will voluntarily waive a portion of its fees during the current fiscal year. After giving effect to such waivers, it is expected that the Portfolio's Institutional Class Shares and Investor Class Shares will each pay 0.01% of average daily net assets in distribution fees during the period.

EXPENSE EXAMPLE

This example allows you to compare the cost of investing in the Portfolio to the cost of investing in other mutual funds. It is based on the following assumptions: $10,000 initial investment; 5% total return on your investment each year; Portfolio operating expenses remain as shown in the table above throughout the period; and redemption at the end of each time period.


          TERM             INSTITUTIONAL CLASS           INVESTOR CLASS
          ----             -------------------           --------------
          1 year                   $ 25                       $  35
          3 years                  $ 77                       $ 109
          5 years                  $135                       $ 191
          10 years                 $306                       $ 431


This example should not be considered a representation of past or future expenses. Actual expenses may be greater than or less than those shown.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

The objective of each of the Portfolios is to provide its shareholders with as high current income as is consistent with stability, safety of principal and liquidity. This objective may not be changed without the approval of the relevant Portfolio's outstanding voting securities.


To achieve its investment objective, each Portfolio is permitted to purchase the instruments described in this Prospectus. Each Portfolio will invest only when the Adviser is satisfied that the credit risk presented by any investment is minimal. Detailed information about the Portfolios' investment policies is included in the Statement of Additional Information.

OBLIGATIONS OF THE UNITED STATES GOVERNMENT. These are U.S. Treasury bills, notes and bonds, and securities issued, sponsored or unconditionally guaranteed as to payment of principal and interest by the United States or any agency of the United States. Examples of agencies of the United States include the Federal National Mortgage Association, Federal Home Loan Banks, Federal Farm Credit System, and Government National Mortgage Association. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality.

REPURCHASE AGREEMENTS. The Portfolios may enter into repurchase agreements. Repurchase agreements are transactions in which a Portfolio purchases securities and simultaneously commits to resell those securities to the seller at an agreed-upon price on an agreed-upon future date. The repurchase price reflects a market rate of interest. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, the Portfolios may incur costs in disposing of the security and may experience losses if there is any delay in its ability to do so.

COMMERCIAL PAPER. (PRIME PORTFOLIO ONLY) The Portfolio will invest only in commercial paper of corporations organized under the laws of the United States or any state thereof, including paper issued by banks and bank holding companies and high quality asset-backed securities, with a maturity of 270 days or less. All commercial paper purchased by the Portfolio will be rated of "prime quality" by at least two of the following: Moody's Investors Service, Inc. ("Moody's"), Standard & Poors, Inc. ("S&P") or Fitch Investor's Services, Inc. ("Fitch") or by their corporate successors. The Portfolio will not invest more than 35% of its total assets in commercial paper and not more than 5% of its assets will be invested in the commercial paper of any one corporation.

CORPORATE NOTES AND BONDS. (PRIME PORTFOLIO ONLY) The Portfolio is authorized to invest in bonds, notes and other evidences of indebtedness or obligations issued by corporations organized under the laws of the United States or any state. All such debt obligations purchased by the Portfolio will be rated at least Aa by Moody's and have a rating of at least AA by S&P. The Portfolio may purchase variable and floating rate instruments.


OBLIGATIONS OF BANKS. (PRIME PORTFOLIO ONLY) The Portfolio may purchase bankers' acceptances, certificates of deposit and negotiable bank deposit notes. Bankers' acceptances are time drafts or bills of exchange created to finance trade goods and "accepted" by either a domestic bank or a foreign bank with an agency domiciled in the United States. Certificates of deposit and bank deposit notes are securities evidencing deposits in domestic banks and domestic offices of foreign banks.

Certificates of deposit and bank deposit notes will be considered for purchase by the Portfolio only if rated at least A-1 by S&P and P-1 by Moody's in the case of securities with maturities of one year or less. A rating of at least AA by S&P and Aa by Moody's will be required before any bank obligation with a remaining maturity of over one year will be considered for purchase by the Portfolio. The Portfolio will not invest in any bank obligation with more than thirteen months remaining until maturity.

MUNICIPAL OBLIGATIONS. (PRIME PORTFOLIO ONLY) The Portfolio may invest in the bonds, notes and other evidences of indebtedness of municipal entities including any state of the United States or any city, county, town or district situated in any one of the states of the United States upon which there is no default. See "Investment Policies" in the Statement of Additional Information for a discussion of additional criteria that municipal obligations must meet to be eligible for investment by the Portfolio.

SECURITIES ISSUED BY OTHER MONEY MARKET FUNDS. Both the Prime Portfolio and the Federal Portfolio may invest to a limited extent in securities of other money market mutual funds provided that the instruments in which any such money market fund may invest are restricted to those in which the Prime Portfolio or the Federal Portfolio, as the case may be, would be permitted to invest directly. As a shareholder in a mutual fund, a Portfolio would bear its pro rata portion of that fund's expenses, including advisory fees, in addition to its own expenses. See "Investment Policies" in the Statement of Additional Information for further information on money market fund investments.

RISK AND RETURN SUMMARY - ALL PORTFOLIOS
--------------------------------------------------------------------------------

SPECIAL INFORMATION ABOUT CASH MANAGEMENT FOR MUNICIPALITIES AND INSTITUTIONS


Suitable for a range of institutional investors, the Portfolios' investment objectives and strategies are consistent with the special cash management needs of institutions, such as universities, hospitals, and not-for-profit organizations, as well as municipalities, other governmental agencies and political subdivisions (collectively, "governmental units") that must manage investments conservatively so as to assure the ability to meet changing cash flow needs. Governmental units that, like the Corporation, are located in Virginia, should note that the Portfolios invest only in those instruments in which such governmental units are permitted to invest directly under Sections 2.2-4501 through 2.2-4510 of the Code of Virginia, and that the Federal Portfolio also meets the investment restrictions for sinking funds under section 2.2-4500 of the Code of Virginia. Specialized cash management features are also available through the Portfolios, including the ability, without charge, to establish multiple accounts, the availability of detailed individual account information on request, and assistance in complying with specialized accounting and record keeping required under the Internal Revenue Code (the "IRS Code") arbitrage rebate provisions applicable to the earnings on proceeds of tax-exempt bonds.


VALUATION


Each Portfolio values its portfolio based on the amortized cost method of valuation in accordance with rules adopted by the Securities and Exchange Commission ("SEC"). Under this method, the Portfolios' shares are normally valued at $1.00 per share. The amortized cost method permits the Portfolios to establish the value of each security held in its portfolio based on its cost to the Portfolio and to assume a constant amortization rate to maturity of any discount or premium. Accordingly, this valuation method does not reflect the impact of fluctuating interest rates on the market value of the security. Using this method, the Adviser, on behalf of the Corporation, determines the NAV of each Portfolio as of 12:00 noon, Eastern Time, Monday through Friday exclusive of Federal holidays, except Good Friday (a "Business Day"). The Portfolios' NAV per share -- the price at which shares of the Portfolios are purchased and redeemed -- is determined by dividing the value of the net assets of each Portfolio by its total number of shares outstanding.

MANAGEMENT OF THE CORPORATION
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

The Corporation's Board of Directors has overall responsibility for the business and affairs of each of the separate money market portfolios offered by the Corporation, including oversight of those organizations retained by the Board of Directors to provide investment advisory, administration and distribution services to the Portfolios. These organizations are described below. In addition, the Board of Directors has appointed an Advisory Board. Members of the Advisory Board are not permitted to serve on the Corporation's Board of Directors or serve as officers of the Corporation. Members of the Advisory Board may, however, be employees of institutions or governmental units that are shareholders of the portfolios offered by the Corporation. The function of the Advisory Board is to consult with and advise the Board of Directors as to matters relating to the business of the Corporation and the Portfolios offered by the Corporation; the Advisory Board does not have the authority to bind the Corporation. The Statement of Additional Information sets forth the identity and other information about the Corporation's Board of Directors and members of the Advisory Board. Please refer to further information set forth in this prospectus under the heading "Management of the Corporation" and in the Statement of Additional Information relating to the "Directors and Officers" of the Corporation.

INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS

PFM Asset Management LLC, the principal offices of which are located at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044, serves as the investment adviser for the Portfolios pursuant to the terms of separate advisory agreements relating to each Portfolio ("Advisory Agreements"). PFM Asset Management, an investment adviser registered under the Investment Advisers Act of 1940, is under common ownership with Public Financial Management, Inc. ("PFM").


In the aggregate, PFM Asset Management and PFM have acted as financial advisers and/or investment advisers to more than 1,000 cities, townships, boroughs, counties, school districts and authorities in 35 states. With more than $14.7 billion in discretionary funds under management as of September 30, 2003, these companies provide their clients with financial, investment advisory, and cash management services. Prior to July 31, 2002, PFM was the investment adviser to the Prime Portfolio.


Under the Advisory Agreements, PFM Asset Management is responsible for providing a continuous investment program and computing NAV for the Portfolios, as well as maintaining the books of account and related records. All expenses incurred by PFM Asset Management in connection with the provision of such services to the Portfolios, other than the cost of securities (including brokerage commissions, if any) purchased by the Portfolios, will be paid by PFM Asset Management. As compensation for its services under the Advisory Agreements, PFM Asset Management is entitled to receive from each Portfolio an annual fee, based on the average daily net assets of the respective Portfolio. The fee is accrued daily and payable monthly, in accordance with the following schedule:

     For the first $200 million of assets                     .12 of 1%
     For assets over $200 up to $400 million                  .10 of 1%
     For assets over $400 million up to $600 million          .09 of 1%
     For assets over $600 million                             .08 of 1%


The Adviser has entered into an agreement pursuant to which it will waive its fee and/or reimburse the Federal Portfolio for expenses to the extent necessary to maintain an overall expense ratio for Institutional Class Shares and Investor Class Shares of 0.15% and 0.25% or less, respectively, of the Portfolio's average daily net assets through July 2004. Fee waivers and/or expense reimbursements, in addition to those required under the Expense Cap, may also be provided by the Adviser on a voluntary basis.

MANAGEMENT OF THE CORPORATION
--------------------------------------------------------------------------------

PFM Asset Management also provides certain administrative services to the Portfolios pursuant to the terms of an administration agreement ("Administration Agreement"). Under the Administration Agreement, PFM Asset Management provides all necessary administrative services, other than those relating to each Portfolio's investment portfolio and the maintenance of its accounting books and records. The Administration Agreement requires PFM Asset Management to provide office space and facilities, equipment and personnel necessary for the operation of the Portfolios, (including the salaries of each of those directors, officers and employees of the Corporation who are affiliated persons of the Adviser); oversee the preparation of tax returns, reports to shareholders and the Board of Directors, and filings with the SEC and state "Blue Sky" authorities; and coordinate the activities of other service providers. As compensation for its services under the Administration Agreement, PFM Asset Management is entitled to a fee, accrued daily and payable monthly, at the annual rate of 0.05% and 0.15% of the average daily net assets of Institutional and Investor Class Shares, respectively, of the Portfolios. In addition, PFM Asset Management serves as transfer agent for each of the Portfolios under the terms of a transfer agency agreement ("TA Agreement"). For these services, PFM Asset Management ("Transfer Agent") is entitled to reimbursement of out-of-pocket expenses incurred in performing its duties under the TA Agreement but is not otherwise compensated for services provided under that Agreement.


Unless expressly assumed by PFM Asset Management under the agreements discussed above or by the Distributor (see below) all expenses incurred in the operation of the Portfolios are paid by the Portfolios, including but not limited to, legal and audit expenses, fees and expenses of the Portfolios' custodian bank, certain costs associated with the distribution of shares of the Portfolios (including the cost of the preparation and setting in type of its prospectus and reports to shareholders and the costs of printing and distributing those copies of the prospectus and reports sent to shareholders), fees associated with the registration of the Portfolios' shares under Federal and state securities laws, and interest, taxes and other non-recurring or extraordinary expenses, including litigation.

DISTRIBUTOR AND OTHER SERVICE PROVIDERS

Shares of the Prime Portfolio and the Federal Portfolio are offered on a continuous basis through Commonwealth Financial Group, Inc. ("Distributor"), pursuant to the terms of an agreement ("Distribution Agreement") between the Distributor and the Corporation. The Portfolios have also adopted a plan of distribution (the "Plan" or "Rule 12b-1 Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the respective Portfolios are authorized to reimburse the Distributor for certain distribution related expenses and to make certain other payments to broker-dealers in connection with administrative and shareholder servicing activities. Pursuant to the Distribution Agreement, and as contemplated under the Rule 12b-1 Plan, the Distributor serves as the Portfolios' principal underwriter and, for its services, is entitled to receive an annual fee, based on the level of aggregate assets of the Portfolios.

Expenses associated with the Distribution Agreement are allocated between the Portfolios on a pro-rata basis, subject to the review of the Board at each of its quarterly meetings. The Distributor has voluntarily agreed to waive that portion of the fee, exclusive of reimbursed expenses, to which it would otherwise been entitled under the Distribution Agreement that exceeds $1,000 per month.

All funds are deposited with Wachovia Bank, N.A., and securities are held by State Street Bank as Custodian.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

HOW TO PURCHASE AND REDEEM SHARES

PURCHASES

Shares of the Portfolios are offered on a continuous basis at the NAV next determined after an order is entered and deemed effective on the basis described below under "When Shares Are Purchased and Dividends Declared and Paid." There is no sales charge. Shares may be purchased through the Transfer Agent or the Distributor. Shares of the Portfolios are available to institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations.

The classes have different expenses and other characteristics, as described below.

Institutional Class                               Investor Class
-------------------                               --------------
     o    $10 million minimum investment1 and     o    No minimum investment
     o    $10 million avg. balance1               o    No minimum balance
     OR

     o Institutions that participate in certain programs sponsored by PFM Asset Management
          LLC2


1 Based on value of single account, aggregate value of related accounts or, under appropriate circumstances, anticipated investment during the 13 month period following the initial investment ("letter of intent option").
2    See Additional Purchase Information, below, for further information.


The Corporation reserves the right to increase or decrease the minimum amount required to open and maintain an account or add to an existing account, without prior notice.


CONVERTING SHARES

Any conversion between classes of shares of the same Portfolio is a nontaxable event. At the time of conversion, the total value of an investor's "old" shares will equal the total value of that investor's "new" shares.

Investor  Share  Class   investors  may  convert   Investor  Class  Shares  into
Institutional Class Shares at any time if their total account balance in the Portfolios, in the aggregate, is at least $10,000,000.

If an Institutional Share Class investor's total account balance in the Portfolios, in the aggregate, declines below $10,000,000, and that investor does not otherwise qualify to hold Institutional Class Shares, the investor's Institutional Class Shares may be converted into Investor Class Shares. An investor will be notified in writing before any such mandatory conversion into Investor Class Shares occurs.

Investors who purchase Institutional Class Shares using the letter of intent option who do not qualify, by the end of the commitment term, to purchase and own Institutional Class Shares, will have the Institutional Class Shares they have purchased automatically converted into Investor Class Shares.

OPENING ACCOUNT(S)


A properly completed application (the "Application") must be sent to the Transfer Agent at One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101-2044 upon opening a new account. A properly completed Application must be received by the Transfer Agent before a deposit or a redemption request will be honored.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

INITIAL INVESTMENTS MAY BE MADE IN EITHER OF TWO CONVENIENT WAYS:

1. BY MAIL. Payment may be made by check, money order, Federal Reserve draft, or negotiable bank draft payable to the order of the appropriate Portfolio for your account and mailed to:

                      (Portfolio Name and Class of Shares)
                      Commonwealth Cash Reserve Fund, Inc.
                  c/o PFM Asset Management LLC, Transfer Agent
                          One Keystone Plaza, Suite 300
                          North Front & Market Streets
                            Harrisburg, PA 17101-2044

2. BY WIRE. Payment may be wired in Federal Funds (money credited to a bank account with a Federal Reserve Bank) to the Portfolios' Custodian via the Custodian's correspondent bank, Wachovia Bank, N.A. To insure prompt and proper crediting to its account, a Shareholder choosing to place money in the Portfolios by wire should telephone the Transfer Agent in advance at 1-800-338-3383, and wire funds to:

                                  Wachovia Bank
                               Richmond, Virginia
                                 ABA# 051000253
               for credit to (Portfolio Name and Class of Shares)
               Account No 2079900437663 (for the Prime Portfolio)
                                       OR
              Account No 2018414226538 (for the Federal Portfolio)

ADDITIONAL INVESTMENTS

Additional investments may be made in any amount after an account has been established by simply mailing directly to the Transfer Agent (at the address indicated above under "By Mail") a check, money order or negotiable bank draft, made payable to the appropriate Portfolio, or by wiring funds (to the address indicated above under "By Wire") after calling the Transfer Agent in advance, as described above. In each case, the shareholder should indicate the name and account number to insure prompt and proper crediting of the account.

ADDITIONAL PURCHASE INFORMATION


Institutions whose participation in programs sponsored by PFM would enable them to purchase Institutional Class Shares include: participants in the Virginia AIM program and corresponding programs in other states; certain clients of PFM Asset Management that do not anticipate a high volume of transactions; shareholders who are spending down bond proceeds after having initially qualified to purchase Institutional Class Shares; and investors who were shareholders of either of the portfolios as of January 1, 2004 and have maintained a continuous investment since that time.


WHEN SHARES ARE PURCHASED AND DIVIDENDS DECLARED AND PAID

The Portfolios seek to be as fully invested as possible at all times to achieve high income. As the Portfolios will be investing in instruments that normally require same day payment in Federal Funds, the Portfolios have adopted

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

certain procedures for the convenience of investors and to insure that each Portfolio has investable funds available to it.


The net asset value per share of each of the Portfolios is determined each Business Day at 12:00 noon, Eastern Time. A purchase of shares of a Portfolio will be effected at the NAV per share next determined after receipt of the purchase order in "good order." "Good order" means receipt by the Transfer Agent of an acknowledged notification (written or verbal) and completed registration forms and receipt by the Custodian of full payment in Federal Funds. Wire payments not in Federal Funds will normally be converted into Federal Funds on the Business Day after receipt of the wire by the Custodian. Payments transmitted by check will normally be converted to Federal Funds within one day after receipt by the Custodian. All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank. Shares will begin earning dividends starting on the day the shares are purchsed and dividends will not be accrued on the day on which the shares are redeemed. All dividends will be invested in additional shares of the Portfolio unless specific instructions are received to pay dividends in cash.


CONFIRMATIONS

All purchases of shares will be confirmed and credited to the Shareholder in an account maintained by the Portfolio in full and fractional shares of the appropriate Portfolio (rounded to the nearest 1/1000 of a share). Share certificates will not be issued. The Corporation reserves the right to reject any order for purchase of shares. In addition, the offering of shares may be suspended at any time (although this is not expected to occur) and resumed at any time thereafter.

REDEMPTIONS


The Portfolios provide day to day liquidity on any Business Day. Shareholders may withdraw their investment, in whole or in part, on any Business Day upon receipt by the Corporation in the proper form (i.e., use of one of the redemption methods described below) of a redemption request. Except for shares recently purchased by check, as discussed below, there is no minimum time period for any investment in the Portfolios. There are no redemption fees or withdrawal penalties. A completed Application must have been received by the Corporation before redemption requests of any kind will be honored.


CONVENIENT REDEMPTION METHODS

A Shareholder has the flexibility of three redemption methods for easy and convenient access to the Portfolios. Under the first two methods, for security reasons, cash proceeds from redemptions are sent by the Portfolios only to the predesignated bank account(s) of the Shareholder. Such payments will be wired to the Shareholder's predesignated bank account in accordance with the Shareholder's instructions.

1. BY MAIL. Redemptions may be requested by a letter of instruction signed by an authorized signatory or signatories of the Shareholder, from the Shareholder indicating the account number, amount to be redeemed, and payment directions sent to:

                      (Portfolio Name and Class of Shares)
                      Commonwealth Cash Reserve Fund, Inc.
                  c/o PFM Asset Management LLC, Transfer Agent
                          One Keystone Plaza, Suite 300
                          North Front & Market Streets
                            Harrisburg, PA 17101-2044

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The mailed redemption should contain the following information:

*    Portfolio Name.
*    Class of Shares.
*    Account Number.
* Dollar amount or number of shares to be redeemed or a statement that all of the shares are to be redeemed.
* Payment instructions (redemption proceeds will be wired to a Shareholder's bank account designated by the Shareholder in the Application and specified in the redemption request).
*    Authorized signatures of the Shareholder.

2. BY TELEPHONE OR INTERNET. The Portfolios will accept telephone or Internet requests for redemption for payment to predesignated bank accounts. Such requests must be made by an authorized person. The account number and amount to be redeemed must be supplied by the Shareholder. To redeem by telephone call:
1-800-338-3383. After receiving user and password information, Shareholders may request redemptions over the Internet at www.ccrf.net.


If the telephone or Internet redemption request is received prior to 12:00 noon, Eastern Time, funds will be wired to the Shareholder's designated account on that same Business Day. Requests received after 12:00 noon will be processed on the next day that NAV is determined. Funds will remain invested in the Portfolios until the day that they are wired. The commercial bank account information supplied to the Corporation must be in the exclusive name of the Shareholder or the Shareholder's agent. The Shareholder may at any time change or add designated bank accounts by completing and returning a form available from the Corporation.


3. BY REDEMPTION CHECK. Wachovia Bank, N.A., the Custodian's correspondent bank, will provide each shareholder, upon request and without charge, with a book of redemption checks. A shareholder wishing to use this redemption check procedure should notify the Corporation or so indicate on the Application and will thereupon be issued redemption checks for this purpose. Redemption checks may be signed only by those authorized on the Application.


The Shareholder will be subject to applicable banking rules and regulations, but there is no charge to the Shareholder for the maintenance of this redemption check writing privilege or for the clearance of any redemption checks. The Shareholder may have a redemption checking privilege for each separate account. When a redemption check is presented to Wachovia Bank for payment, the Transfer Agent will cause the appropriate Portfolio to redeem a sufficient number of full and fractional shares in the Shareholder's account to cover the amount of the redemption check. The redemption check procedure enables the Shareholder to continue receiving dividends on those shares which are equal to the amount being redeemed by the redemption check until such time that the redemption check is presented to the Custodian's correspondent bank for payment.

A Shareholder should be certain that adequate Portfolio shares (which were not recently purchased by check) are in the account to cover the redemption check. See "Redemption Procedures" below for special requirements as to Portfolio shares recently purchased by check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." Redemption checks may not be used to close an account. This privilege may be modified or terminated at any time by the Corporation or the Custodian's correspondent bank upon notice to shareholders.


REDEMPTION PROCEDURES


Redemption of shares will occur at the next determined NAV following the receipt of a request for redemption in proper form (as discussed above in "Convenient Redemption Methods") by the Corporation. If received before 12:00 noon, a redemption request will normally be processed on the Business Day it is received and except as set forth below, no more than seven days after a proper request for redemption is received. Redemption requests for

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

shares purchased by a check (irrespective of whether the check is a regular check, cashier's or official bank check) within the prior fifteen days will be processed as stated above; however, payment of redemption proceeds relating to shares purchased by check within fifteen days of the date on which the redemption request was received may be delayed by the Corporation until a determination is made that the check given in purchase has cleared, which may be up to fifteen days from the purchase date. Using wire payments in Federal Funds or Federal Reserve Drafts to pay for purchases can eliminate possible delays in redemptions.


If the Board of Directors of the Corporation determines that it would be detrimental to the best interest of the remaining shareholders to make payment wholly in cash, the Corporation may pay the redemption price from the investment holdings of the Portfolios, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission. It should be noted that the management of the Portfolios considers the prospect highly remote that the Portfolios would redeem shares using this "in kind" provision.

DIVIDEND, TAX AND RELATED INFORMATION

DIVIDENDS

All of the Portfolios' net income will be declared daily as dividends and paid monthly on the last business day of each month in additional shares at the NAV (ordinarily $1.00 per share). The Portfolios' earnings for Saturdays, Sundays and holidays are declared on the previous business day. All dividends will be invested in additional shares of the Portfolios unless specific instructions are received to pay dividends in cash. Each shareholder will receive, on a monthly basis, a summary of his account(s), including information on dividends declared during the month and the shares credited to the account(s) through reinvestment of dividends. A shareholder who redeems all his shares receives on the next dividend payment date the amount of all dividends declared for the month to the date of redemption.

Daily dividends will be calculated as follows: the net income for dividend purposes will be calculated immediately prior to the calculation of the NAV and will include accrued interest and original issue and market discount earned since the last evaluation, plus or minus any realized gains or losses (which are not included in the Portfolio's yield), less the estimated expenses of the Portfolio and amortized original issue and market premium for the period. Under this dividend policy, the daily dividend declared on the Portfolios' shares may fluctuate.

TAXES

The Prime Portfolio has qualified and expects to remain qualified under Subchapter M of the IRS Code ("Subchapter M"). The Federal Portfolio became effective on May 9, 2003 and has not yet had to file an income tax return with the IRS; however the Federal Portfolio also expects to qualify under subchapter M after doing so. If the Portfolios so qualify, they will not pay federal income taxes on earnings they distribute. If the Portfolios have any net long-term capital gains, the Portfolios intend to pay a capital gains distribution in accordance with the timing requirements imposed by the Subchapter M.

Dividends of net investment income and distributions of net realized capital gains (except to the extent reduced by capital losses to the shareholder) are taxable to shareholders (except tax-exempt shareholders) whether they are received in cash or reinvested in shares of the Portfolios. Shareholders will be notified annually as to the federal tax status of dividends or distributions paid. Redemptions of Portfolio shares may result in taxable gain to the redeeming shareholder if the redemption proceeds exceed the shareholder's adjusted basis for the redeemed shares.

Federal income tax law requires the Corporation to withhold tax at the then-current rate from dividends and redemptions (including exchanges) that occur with respect to shareholder accounts if the shareholder has not

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

properly furnished a certified correct taxpayer identification number and has not certified that withholding does not apply.

The foregoing summarizes certain federal tax considerations relating to taxation of each Portfolio and its shareholders. The summary does not discuss all aspects of federal income taxation that may be relevant to a particular shareholder based upon the shareholder's particular investment circumstances or to certain types of shareholders subject to special treatment under the federal income tax laws. It does not discuss any aspect of state, local or foreign tax laws. Prospective shareholders should consult their tax advisors with respect to the effects of investment in the Portfolios on them.

REPORTS TO SHAREHOLDERS; INDEPENDENT AUDITORS

Shareholders will receive annual reports containing financial statements audited by independent auditors and semi-annual reports containing unaudited financial statements. In addition, the Corporation provides for each Shareholder account (including multiple accounts): confirmations of all investment or redemption transactions, individual monthly account statements, and individual account information on request.

Ernst & Young LLP, located at Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, Pennsylvania 19103, currently serves as the Portfolios' independent auditors.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Investor Class Shares of the Portfolios are new and have no performance history. For this reason, the tables that follow only present performance information about Institutional Class Shares of the Portfolios.

The financial highlights table is intended to help you understand the financial performance of the Institutional Class Shares of the Prime Portfolio for the past five years and the Institutional Class Shares of the Federal Portfolio since the Federal Portfolio's inception. Certain information reflects financial results for a single share. The total returns in the tables represent the rates that an investor would have earned on an investment in Institutional Class Shares of the Prime Portfolio and Federal Portfolio, respectively. The financial highlights for the years ended March 31, 2003, 2002, 2001, 2000 and 1999 have been audited by Ernst & Young LLP. The financial highlights for the six months ended September 30, 2003 are unaudited. These financial highlights, along with the Prime Portfolio's financial statements, are included in the Corporation's Semi-Annual Report for the six months ended September 30, 2003, which is incorporated by reference in the Statement of Additional Information, which is available upon request.

INSTITUTIONAL CLASS SHARES - PRIME PORTFOLIO

                                                 SIX MONTHS
                                                    ENDED
FOR A SHARE OUTSTANDING THROUGHOUT                SEPT. 30,                          YEAR ENDED MARCH 31,
                                                    2003       ----------------------------------------------------------------
   EACH PERIOD                                   (UNAUDITED)     2003          2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  1.000     $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                             0.005        0.016         0.031         0.062         0.053         0.053
-------------------------------------------------------------------------------------------------------------------------------
   Total From Operations                             0.005        0.016         0.031         0.062         0.053         0.053
-------------------------------------------------------------------------------------------------------------------------------
LESS: DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                            (0.005)      (0.016)       (0.031)       (0.062)       (0.053)       (0.053)
-------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                              (0.005)      (0.016)       (0.031)       (0.062)       (0.053)       (0.053)
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                  $  1.000     $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
===============================================================================================================================
Total Return                                         1.07%t       1.65%         3.12%         6.46%         5.43%         5.40%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                   $299,774     $292,913      $249,044      $252,502      $135,708      $113,731

Ratio of Expenses to Average Net Assets              0.15%t       0.15%         0.15%         0.15%         0.15%         0.15%

Ratio of Expenses to Average Net Assets Before
  Fee Waivers                                        0.21%t       0.22%         0.23%         0.24%         0.25%         0.25%

Ratio of Net Investment Income to Average
  Net Assets                                         1.06%t       1.57%         3.07%         6.24%         5.34%         5.28%

Ratio of Net Investment Income to Average Net
  Assets Before Fee Waivers                          1.00%t       1.50%         2.99%         6.15%         5.24%         5.18%
===============================================================================================================================

t    Annualized

INSTITUTIONAL CLASS SHARES - FEDERAL PORTFOLIO
  (Unaudited)
                                                                   MAY 19, 2003*
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                         THROUGH
                                                                  SEPT. 30, 2003
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $  1.000
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                                0.004
--------------------------------------------------------------------------------
   Total From Operations                                                0.004
--------------------------------------------------------------------------------
LESS: DISTRIBUTIONS
--------------------------------------------------------------------------------
   Net Investment Income                                               (0.004)
--------------------------------------------------------------------------------
   Total Distributions                                                 (0.004)
--------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                                    $  1.000
================================================================================
Total Return                                                            0.96%t
================================================================================
RATIOS/SUPPLEMENTAL DATA t
Net Assets, End of Period (000)                                      $175,345

Ratio of Expenses to Average Net Assets                                 0.11%t

Ratio of Expenses to Average Net Assets Before Fee Waivers              0.25%t

Ratio of Net Investment Income to Average Net Assets                    0.96%t

Ratio of Net Investment Income to Average
   Net Assets Before Fee Waivers                                        0.82%t
================================================================================

*    Date of Commencement of Operations

t    Annualized

Because the Federal Portfolio has not completed a full year of operations, the only financial information about the Federal Portfolio, including performance history, which is available is that which was included in the Semi-Annual Report for the six months ended September 30, 2003. These financial highlights are unaudited.

--------------------------------------------------------------------------------
                         APPLICATION TO OPEN AN ACCOUNT
--------------------------------------------------------------------------------

Commonwealth Cash Reserve Fund
c/o PFM Asset Management LLC, Transfer Agent
One Keystone Plaza
Suite 300
North Front & Market Streets
Harrisburg, PA 17101-2044

                      Dated: ___________________, 20_____

The undersigned Investor hereby applies for shares of the Commonwealth Cash Reserve Fund (the "Fund") portfolio identified below:

[ ]  CCRF Prime Portfolio
[ ]  CCRF Federal Portfolio

By execution of this form, which may be in confirmation of verbal information already given, the Investor represents and warrants that the Investor has the full power and authority to make investments, that the assets being invested are not subject to any restrictions under an indenture or other agreement that prohibits investment in the selected portfolio, and that the funds invested are of a type authorized for this investment as described in the Prospectus. The persons signing on behalf of an investor warrant that they are authorized to make investments on behalf of the Investor. All persons signing represent that they have received and read the Fund's current Prospectus. The Investor appoints PFM Asset Management LLC as Transfer Agent to record the receipt of dividends and distributions and arrange for automatic reinvestment, and appoints State Street Bank as Custodian, to hold all instruments and money owned by the Investor in the Fund and to receive interest and other income thereon.

The establishment of this account is subject to acceptance by the Fund and is subject to the conditions under "How To Purchase and Redeem Shares" and other provisions contained in the Prospectus.


Authorized Signature


Title


For Account Service and Redemption: Call 1-800-338-3383

--------------------------------------------------------------------------------
                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Legal Name

--------------------------------------------------------------------------------
Street Address

--------------------------------------------------------------------------------
Street Address(2)

--------------------------------------------------------------------------------
City                                              State          ZIP

================================================================================
Primary Contact Name                              Title

--------------------------------------------------------------------------------
Phone Number                                      Fax Number

================================================================================
Secondary Contact                                 Name Title

--------------------------------------------------------------------------------
Phone Number                                      Fax Number

================================================================================
Send Account Statements and Confirms

--------------------------------------------------------------------------------
Street Address

--------------------------------------------------------------------------------
Street Address(2)

--------------------------------------------------------------------------------
City                                              State          ZIP

================================================================================
Send Duplicate Account Statements to:

--------------------------------------------------------------------------------
Street Address

--------------------------------------------------------------------------------
Street Address (2)

--------------------------------------------------------------------------------
City                                              State          ZIP
================================================================================

--------------------------------------------------------------------------------
                            WITHDRAWAL INSTRUCTIONS
--------------------------------------------------------------------------------

[ ] CHECK REDEMPTION. Please establish a Redemption Checking Account at Wachovia Bank and send us a supply of Redemptio n Checks. We understand this checking account will be subject to the rules and regulations of Wachovia Bank pertaining thereto, as amended from time to time, except that there will be no service fees or other charges imposed on the Investor. We understand that checks may only be signed by those persons authorized on this Application.

[ ] WIRE TRANSFER TO PREDESIGNATED BANKS. Redemption by wire transfer is requested. Wachovia Bank is authorized to honor telephonic or written instructions without signature guarantees from any person for redemption of any or all Fund shares so long as redemption proceeds are transmitted to one of the accounts identified below.

================================================================================
Bank Name                                         Bank's ABA
                                                  Routing Number
--------------------------------------------------------------------------------
Bank Address

--------------------------------------------------------------------------------
Title of Account at Bank (Must be the same
as that in which the Fund shares are recorded)
--------------------------------------------------------------------------------
Account Number

================================================================================
Bank Name                                         Bank's ABA
                                                  Routing Number
--------------------------------------------------------------------------------
Bank Address

--------------------------------------------------------------------------------
Title of Account at Bank (Must be the same
as that in which the Fund shares are recorded)
--------------------------------------------------------------------------------
Account Number

================================================================================
Bank Name                                         Bank's ABA
                                                  Routing Number
--------------------------------------------------------------------------------
Bank Address

--------------------------------------------------------------------------------
Title of Account at Bank (Must be the same
as that in which the Fund shares are recorded)
--------------------------------------------------------------------------------
Account Number

================================================================================

--------------------------------------------------------------------------------
                      TAXPAYER IDENTIFICATION NUMBER (TIN)
--------------------------------------------------------------------------------

If the information required by this section is not provided, The current IRS Backup Withholding Rate of taxable dividends, capital gains distributions and proceeds of redemptions and exchanges will be imposed under federal tax regulations.

ENTER  YOUR  TIN   (Social   Security   number  of       -----------------------
individuals  or employer I.D.  number of entities,
including corporations,  partnerships, estates and       -----------------------
trusts):

CHECK ALL APPLICABLE BOXES:   [ ]  I have not been notified by the IRS that I am
                                   currently subject to Backup Withholding.

                              [ ]  I am an exempt recipient.

                              [ ] I am neither a citizen nor a resident of the United States.

--------------------------------------------------------------------------------
                            SIGNATURE AUTHORIZATION
--------------------------------------------------------------------------------

PFM Asset Management LLC is hereby authorized to act as agent for the recorded owner of the shares in effecting purchases and redemptions of shares and is authorized to recognize the signature(s) below in payment of funds resulting from such redemptions on behalf of the recorded owner of such shares, including redemptions, if any, made by Redemption Check. PFM Asset Management LLC shall be liable only for its own negligence and not for the default or negligence of its correspondents, or for losses in transit.

Under penalties of perjury, I (we) certify that the information provided in the TIN section of this application is true, correct and complete.

I (we) certify to my (our) capacity to act in behalf of the entity named above, to invest, and if applicable, to open a checking account based on shares of the Fund.

--------------------------------------------------------------------------------
Name (Please print)           Title               Signature

--------------------------------------------------------------------------------
Name (Please print)           Title               Signature

--------------------------------------------------------------------------------
Name (Please print)           Title               Signature

--------------------------------------------------------------------------------
Name (Please print)           Title               Signature

================================================================================
Number of signatures required for
redemption requests
================================================================================
Name of Investor, Trustee or other Fiduciary

--------------------------------------------------------------------------------
Signature of Applicant                       Date

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    ADDITIONAL INFORMATION FOR BOND PROCEEDS
--------------------------------------------------------------------------------

TYPE OF BOND ISSUE  [ ] General Obligation   [ ] Revenue
                    [ ] Certificate of Participation (COP)

--------------------------------------------------------------------------------
Name and Full Title of Bond Issue

--------------------------------------------------------------------------------
Purpose of Bond Issue                   Date Bond Issue Settled

================================================================================

1. Original proceeds of the bonds (par, less any $ _______________________ bond and underwriting discount, plus any premium and accrued interest):
2.   Total amount of bond  proceeds  available for     $ _______________________
     deposit
3    Difference between lines 1 and 2, if any.         $ _______________________

--------------------------------------------------------------------------------
Difference results from: [ ]  Reimbursement on closing date for prior advances
                         [ ] Payment on closing date of accumulated invoices then due and payable
                         [ ]  Other_____________________________________________
--------------------------------------------------------------------------------
Names and amounts of other related bond funds, (i.e., debt service, sinking fund, debt service reserve fund, revenue fund, or other funds that are or may be deemed to be proceeds of the bond issue), if any:

================================================================================
Bond yield calculated pursuant to the Rebate Regulations (%)
================================================================================
Is the issue subject to rebate (without any exceptions)?    [ ] No    [ ] Yes

--------------------------------------------------------------------------------
Is the 6 month exception applicable to this issue?          [ ] No    [ ] Yes

--------------------------------------------------------------------------------
Is the construction exception (24 month spenddown)          [ ] No    [ ] Yes
applicable to this issue?
--------------------------------------------------------------------------------
If the 24 month spenddown is applicable, has the issuer     [ ] No    [ ] Yes
elected to pay a penalty in lieu of rebate?
--------------------------------------------------------------------------------
Is the small issuer exception ($5,000,000/$10,000,000)      [ ] No    [ ] Yes
applicable to this?
--------------------------------------------------------------------------------
If deposit is not made at settlement, has any portion       [ ] No    [ ] Yes
of the issue been refunded?
--------------------------------------------------------------------------------

Please provide copies of the following bond documents:

[ ]  Official Statement

[ ]  IRS Form 8038-G

[ ]  Arbitrage or Tax Certificate

[ ]  Trust indenture, if applicable

FOR MORE INFORMATION

Additional information about the Portfolios and the securities in which each Portfolio invests can be found in the Statement of Additional Information ("SAI"). The SAI is incorporated into this prospectus by reference, which means that it is legally considered to be part of this prospectus.

When available, you can get free copies of the semi-annual and annual reports from the Portfolios. You can obtain a free copy of the SAI, request other information and get answers to your questions by calling the Corporation at 800-338-3383 or by writing to Commonwealth Cash Reserve Fund, Inc., P.O. Box 1192, Richmond, VA 23209-1192.

To invest or make additional deposits in the Portfolios, to redeem shares, or for yield information or general account inquires, contact the Portfolio's Transfer Agent at 800-338-3383.

To request new account applications or to invest in the Portfolios, please contact the Portfolio's Distributor, Commonwealth Financial Group, Inc. at (856) 751-5220.

You can review and copy the Portfolios' reports and SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. You can get text-only copies of these documents:

o For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, calling 202-942-8090, or by electronic request to: publicinfo@sec.gov.

o    Free from the SEC's website at http://www.sec.gov.

The Corporation's Investment Company Act File number is 811-4933.

TABLE OF CONTENTS

SECTION                                                               PAGE
CCRF PRIME PORTFOLIO                                                  2
     Investment Objectives & Principal Investment
     Strategies
     Principal Risks
     Portfolio Performance
     Portfolio Expenses

CCRF FEDERAL PORTFOLIO                                                5
     Investment Objectives & Principal Investment
     Strategies
     Principal Risks
     Portfolio Expenses

INVESTMENT OBJECTIVES AND POLICIES                                    7
     Special Information About Cash Management
     For Municipalities and Institutions
     Valuation

MANAGEMENT OF THE CORPORATION                                         10
     Board of Directors
     Investment Advisory and Administrative
     Arrangements
     Distributor and Other Service Providers

SHAREHOLDER INFORMATION                                               12
     How to Purchase & Redeem Shares
     Dividend, Tax and Related Information

FINANCIAL HIGHLIGHTS                                                  18

FOR MORE INFORMATION                                                  Back Cover

[LOGO] COMMONWEALTH
-------------------
Cash Reserve Fund

                         COMMONWEALTH CASH RESERVE FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                              CCRF PRIME PORTFOLIO
                             CCRF FEDERAL PORTFOLIO
                      COMMONWEALTH CASH RESERVE FUND, INC.
                                  P.O. BOX 1192
                          RICHMOND, VIRGINIA 23209-1192
                                 1-800-338-3383


This Statement of Additional Information ("Statement of Additional Information") relates to Institutional Class and Investor Class shares of both the Commonwealth Cash Reserve Fund and CCRF Federal Portfolio ("Prime Portfolio" and "Federal Portfolio", respectively, or each a "Portfolio"), each a series of shares issued by Commonwealth Cash Reserve Fund, Inc. ("Corporation"). It is not a prospectus and is only authorized for distribution when preceded or accompanied by the prospectus, dated January 30, 2004, relating to the Portfolios ("Prospectus"). This Statement of Additional Information contains more detailed information about the Portfolios and the Corporation than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which can be obtained from the Corporation at the address and telephone number printed above or from the Portfolios' distributor, Commonwealth Financial Group, Inc. ("Distributor"), 38 Cohasset Lane, Cherry Hill, New Jersey 08003, 856-751-5220.


                                TABLE OF CONTENTS

                                                                        PAGE
HISTORY OF THE CORPORATION                                                 2
INVESTMENT POLICIES                                                        2
INVESTMENT RESTRICTIONS                                                    4
DIRECTORS AND OFFICERS                                                     6
ADDITIONAL INFORMATION ABOUT MANAGEMENT                                    9
DISTRIBUTION ARRANGEMENTS                                                 11
YIELD INFORMATION                                                         13
VALUATION                                                                 14
GENERAL INFORMATION                                                       14


    The date of this Statement of Additional Information is January 30, 2004.

HISTORY OF THE CORPORATION


The Corporation was organized under the laws of the Commonwealth of Virginia on December 8, 1986. Interests in each Portfolio are represented by shares of common stock that entitle their holders to a pro rata interest in the assets of the respective Portfolio. The Corporation is classified as an open-end, "no load," diversified, multi-class series, registered investment company. "Open-end" means that the Portfolios are continuously available for investment or redemption. "No load" means that there is no sales charge at any time for either purchases or redemptions of Portfolio shares (although the Portfolios have a distribution plan). "Diversified" means that the Portfolios meet certain diversification requirements set forth in the Investment Company Act of 1940 ("1940 Act"). "Series" means that the Corporation is authorized to offer additional investment portfolios in the future, each of which will be treated for investment purposes as a separate investment company. "Multi-class" means that each Portfolio is authorized to offer more than one class of shares. While each class will be invested in the same portfolio of securities, expenses and, therefore, returns on your investment will vary by class. "Registered" means that the Corporation is registered with the Securities and Exchange Commission ("SEC") under the 1940 Act and must conform with various organizational and operational standards.


INVESTMENT POLICIES

The following information supplements the discussion of investment objectives and policies of the Portfolios found under "Investment Objectives and Policies" in the Prospectus.

ADDITIONAL REQUIREMENTS FOR COMMERCIAL PAPER (PRIME PORTFOLIO ONLY)

As stated in the Prospectus, the Portfolio may only purchase commercial paper which either satisfies certain statutory requirements or is approved by the Board of Directors of the Portfolio in accordance with certain statutory procedures. Absent such Board of Directors' approval, commercial paper must meet the following statutory criteria:

     (a) The issuing company or its guarantor, must have a net worth of at least fifty million dollars;
     (b) The net income of the issuing company or its guarantor, must have averaged three million dollars per year for the five years immediately previous to purchase; and
     (c) All existing senior bonded indebtedness of the issuing company must have been rated A or better or the equivalent by at least two of the following: Moody's Investors Service, Inc., Standard & Poor's Inc., or Fitch Investor's Service

RATINGS OF COMMERCIAL PAPER AND CORPORATE BONDS (PRIME PORTFOLIO ONLY)


Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's Inc. ("S&P"). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety: A-1, the highest of the three, indicates the degree of safety is very strong; A-2 indicates that the capacity for timely repayment is strong; A-3 indicates that capacity to repay is satisfactory but more vulnerable to the adverse effects of changes in circumstances than obligations rated A-1 or A-2. Moody's Investors Service, Inc. ("Moody's") employs the designations of Prime-1, Prime-2 and Prime-3, to indicate the relative capacity of the issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Prime-3 issues have an acceptable capacity for repayment, but the effects of industry characteristics and market competition may be more pronounced. Fitch Investor's Service Inc. ("Fitch") employs the designations of F-1, F-2, and F-3, which are comparable to the S&P designations.


Bonds rated AAA have the highest rating assigned by S&P to a debt obligation and capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to adverse effects of changes in circumstances and economic conditions.

Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality. They are rated lower than the best bonds because margins of protection may not be as large or because fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of various securities. It should be emphasized, however, that ratings are not absolute standards of quality.

ADDITIONAL REQUIREMENTS FOR MUNICIPAL OBLIGATIONS (PRIME PORTFOLIO ONLY)

The Portfolio may only purchase municipal obligations that are legal investments for governmental units in Virginia under Section 2.2-4501 of the Code of Virginia, as it may be amended from time to time. The following municipal obligations are permitted investments for the Portfolio.

Obligations of the Commonwealth of Virginia - Stocks, bonds, notes and other evidences of indebtedness of the Commonwealth of Virginia, and those unconditionally guaranteed as to the payment of principal and interest by the Commonwealth of Virginia.

Obligations of Other States - Stocks, bonds, notes and other evidences of indebtedness of any state of the United States upon which there is no default and upon which there has been no default for more than ninety days; provided, that within the twenty fiscal years next preceding the making of such investment, such state has not been in default for more than ninety days in the payment of any part of principal or interest of any debt authorized by the legislature of such state to be contracted.


Obligations of Virginia Governmental Units - Bonds, notes and other evidences of indebtedness of any county, city, town, district, authority or other public body in the Commonwealth of Virginia upon which there is no default; provided, that if the principal and interest is payable from revenues or tolls and the project has not been completed, or if completed, has not established an operating record of net earnings available for payment of principal and interest equal to estimated requirements for that purpose according to the terms of the issue, the Portfolio will invest in such instruments only when PFM Asset Management LLC ("PFM Asset Management" or "Adviser"), the Portfolio's investment adviser, is satisfied that the credit risk with respect to the issuer is minimal.


Obligations of Governmental Units in Other States - Legally authorized stocks, bonds, notes and other evidences of indebtedness of any city, county, town or district situated in any one of the states of the United States upon which there is no default and upon which there has been no default for more than ninety days; provided, that (i) within the twenty fiscal years next preceding the making of such investment, such city, county, town or district has not been in default for more than ninety days in the payment of any part of principal or interest of any stock, bond, note or other evidence of indebtedness issued by it; (ii) such city, county, town or district shall have been in continuous existence for at least twenty years; (iii) such city, county, town or district has a population, as shown by the federal census next preceding the making of such investment, of not less than 25,000 inhabitants; (iv) the stocks, bonds, notes or other evidences of indebtedness in which such investment is made are the direct legal obligations of the city, county, town or district issuing the same; (v) the city, county, town or district has power to levy taxes on the taxable real property therein for the payment of such obligations without limitation of rate or amount; and (vi) the net indebtedness of such city, county, town or district (including the issue in which such investment is made), after deducting the amount of its bonds issued for self-sustaining public utilities, does not exceed ten percent of the value of the taxable property in such city, county, town or district, to be ascertained by the valuation of such property therein for the assessment of taxes next preceding the making of such investment.

INVESTMENT COMPANY SECURITIES

Both the Prime Portfolio and the Federal Portfolio may invest in the securities of other money market mutual funds ("investment companies") provided that the instruments in which any such investment company may invest are restricted to those in which the Prime Portfolio or the Federal Portfolio, as the case may be, would be permitted to invest directly. Investments in other investment companies are further limited under relevant provisions of the 1940 Act. Under these limitations a Portfolio may not purchase shares of an investment company if (i) such a purchase would cause the Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company; or (ii) such a purchase would cause the Portfolio to have more than 5% of its total assets invested in the investment company; or (iii) more than 10% of the Portfolio's total assets were to be invested in the aggregate in all investment companies. As a shareholder in a mutual fund, a Portfolio would bear its pro rata portion of the investment company's investment expenses, including advisory fees, in addition to its own expenses.

TURNOVER AND PORTFOLIO TRANSACTIONS

In general, the Portfolios will purchase instruments with the expectation of holding them to maturity. However, the Portfolios may to some degree engage in trading to attempt to take advantage of short-term market variations. The Portfolios may also sell investments in order to meet redemptions or as a result of revised management evaluations of the issuer. The Portfolios will have a high annual portfolio turnover because of the short maturities of the instruments held, but this should not affect the Net Asset Value ("NAV") or income, as brokerage commissions are not usually paid on the purchase, sale, or maturity of the instruments in which the Portfolios invest.

The Portfolios will seek to obtain the best net price (yield basis) and the most favorable execution of orders. Purchases will be made directly from the issuers or underwriters, or dealers or banks that specialize in the types of instruments purchased by the Portfolios. Purchases from underwriters will reflect a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the ask price. If the execution and price offered by more than one dealer are comparable, PFM Asset Management may allocate the order to a dealer that has provided research advice (including quotations on investments). By allocating transactions to obtain research services, the Portfolios enable PFM Asset Management to supplement its own research and analyses with the views and information of others. Purchase and sale orders for securities or instruments held by the Portfolios may be combined with those of other investment companies or accounts that PFM Asset Management manages in the interest of the most favorable net results for all. When PFM Asset Management determines that a particular security or instrument should be bought or sold for the Portfolios and other accounts managed by PFM Asset Management, PFM Asset Management undertakes to allocate those transactions among the participants equitably, usually on the basis of the sizes of the participating accounts.

INVESTMENT RESTRICTIONS

The Fund has adopted the investment restrictions for each Portfolio as set forth below. Unless otherwise expressly noted, each investment restriction is a fundamental policy of each Portfolio and cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the relevant Portfolio. As defined in the 1940 Act, a majority of the outstanding voting securities means the lesser of (a) 67 percent of the outstanding shares of the Portfolio at a meeting where the holders of more than 50 percent of the outstanding voting securities are present in person or by proxy; or (b) more than 50 percent of the outstanding voting securities of the Portfolio.

(1) A Portfolio may not make any investments other than those permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia as those terms are used in Section 2.2-4500 through 2.2-4510 of the Code of Virginia of 1950, as it may be amended from time to time. A Portfolio may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. However, it may purchase marketable securities that are legal investments even though the issuer invests in real estate or has interests in real estate.


(2) A Portfolio may not purchase any securities if 25% or more of the relevant Portfolio's total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks).

(3) A Portfolio may not buy the obligations of any issuer, other than the United States Government, its agencies and instrumentalities, if more than 5% of the relevant Portfolio's total assets (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States Government, its agencies and instrumentalities.

(4) Although a Portfolio may not lend money or assets, it can buy those debt obligations or use those deposit instruments in which it is permitted to invest (see "Investment Objective and Policies" in the Prospectus). It can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Portfolios will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements.

(5) A Portfolio may not invest for the purpose of exercising control or management of other issuers.

(6) A Portfolio may not sell securities short (i.e. sell securities that it does not own) and may not buy securities on margin.

(7) A Portfolio may not engage in the business of underwriting securities issued by other persons, except to the extent a Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of investment securities. Also, it may not invest in restricted securities. Restricted securities are securities that cannot be freely sold for legal reasons.

(8) A Portfolio can only borrow from banks for temporary or emergency purposes on an unsecured basis and only up to 20% of the value of its total assets. A Portfolio will not borrow to increase its income but only to meet redemptions. A Portfolio will not purchase any security or instrument at any time when borrowings are 5% or more of its total assets.

(9) A Portfolio may not purchase  securities of any other investment  company if
(i) the Portfolio and any company or companies controlled by it would then own, in the aggregate, more than 3% of the voting securities of such investment company or (ii) more than 10% of the Portfolio's total assets would then be invested in investment companies.

(10) A Portfolio may not issue senior securities or senior shares as defined in the 1940 Act, provided that a Portfolio may borrow from banks to the extent and for the purposes set forth in restriction (8) above.

It is the position of the SEC (and an operating, although not a fundamental policy of the Portfolios) that money market funds such as the Prime Portfolio and the Federal Portfolio may not make certain illiquid investments if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable. The Portfolios do not expect to own any investment that is not readily marketable but it is possible  that  market  quotations  may  not  be  readily  available  as to  the obligations of banks which are of relatively small size. Therefore, the obligations of such smaller banks will be purchased only within the 10% limit if
(i) they are payable at principal amount plus accrued interest within seven days after purchase or on demand within seven days after demand; or (ii) the Board of Directors determines that a readily available market exists for such obligations. It should be noted that, repurchase agreements with remaining maturities of seven days or more (that are not subject to put) are considered to be illiquid. If the 10% limitation on investing in illiquid securities is adhered to at the time of investment, but later increased beyond 10% resulting from a change in values of net Portfolio assets, the Portfolio shall then bring the percentage of illiquid investments back into conformity as soon as practicably possible.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease beyond the specified limit resulting from a change in values of net Portfolio assets will not be considered a violation of the above percentage investment restrictions, with the exception of the restriction on borrowing set forth in (8) above; but the Portfolio shall then use prudence in bringing all percentage restrictions back into conformity. For borrowing (restriction (8) above), if the 20% limitation on borrowing is adhered to at the time of investment, but later increased beyond 20% but no more than 33% resulting from a change in values of net Portfolio assets, it will not be considered a violation of the Portfolio's limitation on borrowing; nevertheless, the Portfolio shall then use prudence in bringing the percentage of borrowing back into conformity. Should borrowing exceed 33% of the value of the Portfolio's total assets resulting from a change in values of net Portfolio assets at any time, the Portfolio shall then reduce borrowings to no more than 33% within three days and will continue to use prudence in bringing the percentage of borrowing back into conformity.

DIRECTORS AND OFFICERS
The Corporation's Board of Directors ("Board") is responsible for the overall supervision of the Portfolios and the Corporation. Each member of the Board was elected by the Corporation's shareholders. Under the Corporation's Amended and Restated Bylaws, each member of the Board will hold office until his successor is elected and qualified or until his earlier resignation or removal. Vacancies on the Board may be filled by the remaining Board members until the next shareholders' meeting. Day to day conduct of the affairs of the Portfolios and the Corporation are the responsibility of the Corporation's officers.

OFFICERS AND AFFILIATED DIRECTORS. The following table sets forth certain information about the Corporation's Officers, as well as those members of the Board who are affiliated with the Adviser or Distributor and are therefore "interested persons" of the Portfolio as that term is defined in the 1940 Act.

NAME, ADDRESS AND AGE   POSITION(S)    SERVED       PRINCIPAL OCCUPATION(S) DURING       NUMBER OF         OTHER
---------------------   -----------    ------       ------------------------------       ---------         -----
                        HELD WITH       SINCE                PAST 5 YEARS              PORTFOLIOS IN   DIRECTORSHIPS
                        ---------       -----                ------------              -------------   -------------
                        CORPORATION                                                     CORPORATION       HELD BY
                        -----------                                                     -----------       -------
                                                                                        OVERSEEN BY       DIRECTOR
                                                                                        -----------       --------
                                                                                          DIRECTOR
                                                                                          --------
Jeffrey A. Laine        Director,       1986      President, Commonwealth Financial          2               0
38 Cohasset Lane        President                 Group, Inc., (the Corporation's
Cherry Hill, NJ 08003   & Treasurer               Distributor) 1994-present;
Age: 45                                           President, Laine Financial Group,
                                                  Inc., (an investment advisory
                                                  firm) 1992-present;

Martin P. Margolis      Director,       1996      President, PFM Asset Management            2               0
One Keystone Plaza      Vice                      LLC, (the Corporation's investment
Suite 300               President                 advisor) 2001 to Present; Managing
North Front & Market                              Director, Public Financial
Streets                                           Management, Inc. (an investment
Harrisburg, PA                                    advisory firm) 1986 to Present.
17101-2044
Age: 59

Arthur E. Anderson II   Secretary       1994      For more than the last five years,         2               0
One James Center                                  Mr. Anderson has been a partner of
901 E. Cary St.                                   the law firm of McGuireWoods LLP.
Richmond, VA 23219
Age: 44

The Corporation does not pay fees to those directors who are "interested persons" or to any of the Corporation's officers. No officer of the Corporation received any remuneration as an officer or employee of the Corporation during the Corporation's fiscal year ended March 31, 2003, nor does the Corporation intend to pay any remuneration to any officer during the current fiscal year. McGuireWoods LLP, the law firm of Arthur E. Anderson II, the Corporation's Secretary, received an aggregate of $31,000 in payment for legal services during the Corporation's last fiscal year. The Distributor, of which Mr. Laine, the Corporation's President, is the president and sole shareholder, received an aggregate of $30,000 of which $18,000 were reimbursements of actual expenses and the remainder was compensation during the Corporation's last fiscal year for serving as the Corporation's Distributor on behalf of the Prime Portfolio. As the Federal Portfolio commenced operations on May 9, 2003, subsequent to the Corporation's most recently completed fiscal year, no compensation was paid to the Corporation's Distributor during that year.

INDEPENDENT DIRECTORS. The following table sets forth certain information about those members of the Board who are not "interested persons" of the Corporation as that term is defined in the 1940 Act ("Independent Directors").

NAME, ADDRESS AND AGE   POSITION(S)    SERVED       PRINCIPAL OCCUPATION(S) DURING       NUMBER OF         OTHER
---------------------   -----------    ------       ------------------------------       ---------         -----
                        HELD WITH       SINCE                PAST 5 YEARS              PORTFOLIOS IN   DIRECTORSHIPS
                        ---------       -----                ------------              -------------   -------------
                        CORPORATION                                                     CORPORATION       HELD BY
                        -----------                                                     -----------       -------
                                                                                        OVERSEEN BY       DIRECTOR
                                                                                        -----------       --------
                                                                                          DIRECTOR
                                                                                          --------
Giles Dodd              Director        1996      Director of Finance, City of               2               0
921 Lindsley Drive                                Greenville, South Carolina,
Virginia Beach, VA                                1993-1996; Retired Director of
23454                                             Finance/Asst. City Manager, City
Age: 76                                           of Virginia Beach; Member
                                                  International City Management
                                                  Association; Government Finance
                                                  Officers Association; Past
                                                  President Virginia Government
                                                  Finance Officers Association.

Robert J. Fagg, Jr.     Director        1986      Retired Director of the Annual             2               0
1605 Westcastle Drive                             Giving Program, Virginia
Richmond, VA 23233                                Commonwealth University,
Age: 64                                           1981-1998, Development Officer,
                                                  1974-1981.

Robert R. Sedivy        Director        1996      Vice President-Finance and                 2               0
3804 Wellesley                                    Treasurer, Collegiate School,
Terrace Circle                                    Richmond, Virginia, 1988-present;
Richmond, VA 23233                                Past President Virginia
Age: 57                                           Association of Independent
                                                  Schools, Financial Officers Group.

Each of the Independent Directors receives from the Corporation an annual retainer of $1,000 plus $250 per meeting attended. For the fiscal year ended March 31, 2003, such fees totaled $5,750; amounts received by each Independent Director are set forth under the heading "Compensation Arrangements." The Independent Directors are responsible for the nomination of any individual to serve as an Independent Director.


The Board has established an Audit Committee, which consists of all of the Independent Directors, and which operates in accordance with the Committee's charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Corporation and, as appropriate, the internal controls of certain service providers to the Corporation; oversee the quality and objectivity of the Corporation's financial statements and the independent audit thereof; act as a liaison between the Corporation's independent auditors and the full Board; and undertake such other functions at the Board may deem appropriate from time to time. Prior to the establishment of the Audit Committee, these responsibilities were undertaken directly by the Board. The Audit Committee has met twice during the Corporation's current fiscal year.


ADVISORY BOARD. The Board has appointed an Advisory Board to provide consultation and advice to the Corporation from time to time. Members of the Advisory Board receive no compensation from the Corporation. The following table sets forth certain information about those individuals serving on the Advisory Board as of March 31, 2003.

NAME, ADDRESS AND AGE    POSITION(S)   SERVED       PRINCIPAL OCCUPATION(S) DURING       NUMBER OF         OTHER
---------------------    -----------   ------       ------------------------------       ---------         -----
                          HELD WITH      SINCE               PAST 5 YEARS              PORTFOLIOS IN   DIRECTORSHIPS
                          ---------      -----               ------------              -------------   -------------
                         CORPORATION                                                    CORPORATION       HELD BY
                         -----------                                                    -----------       -------
                                                                                        OVERSEEN BY       DIRECTOR
                                                                                        -----------       --------
                                                                                          DIRECTOR
                                                                                          --------
Larry W. Davenport       Advisory        1995     Director of Finance, Southeastern          2               0
1944 Ravencroft Lane     Board Member             Public Service Authority,
Virginia Beach, VA                                Virginia, 1998-present; Financial
23454                                             Analyst, City of Virginia Beach,
Age: 56                                           Virginia, 1998-present.


Dennis W. Kerns          Advisory        1996     County Administrator, King George          2               0
10459 Court House        Board Member             County, 2001-Present; Director of
Drive, Suite 200                                  Finance, Culpepper County,
King George, VA 22485                             1997-2001; Member of the
Age: 66                                           Government Finance Officers

                                                  Association; Past President of the
                                                  Virginia Government Finance
                                                  Officers Association.

                                       7

NAME, ADDRESS AND AGE    POSITION(S)   SERVED       PRINCIPAL OCCUPATION(S) DURING       NUMBER OF         OTHER
---------------------    -----------   ------       ------------------------------       ---------         -----
                          HELD WITH      SINCE               PAST 5 YEARS              PORTFOLIOS IN   DIRECTORSHIPS
                          ---------      -----               ------------              -------------   -------------
                         CORPORATION                                                    CORPORATION       HELD BY
                         -----------                                                    -----------       -------
                                                                                        OVERSEEN BY       DIRECTOR
                                                                                        -----------       --------
                                                                                          DIRECTOR
                                                                                          --------
Christopher Martino      Advisory        1996     Director of Finance, Prince                2               0
1 County Complex Ct.     Board Member             William County, Virginia, February
Prince William, VA                                1996-present; Certified Public
22192                                             Accountant, Member of the
Age: 46                                           Government Finance Officers
                                                  Association.

Roger W. Mitchell, Jr.   Advisory        1994     Director of Finance/Treasurer,             2               0
9461 Jamesons Mill Rd.   Board Member             Town of Culpepper, Virginia,
Culpepper, VA 22701                               1991-present; Member of the
Age: 42                                           Virginia Treasurers Association;
                                                  Member of the Virginia Government
                                                  Finance Officers Association;
                                                  Member of Virginia Local
                                                  Government Auditors Association.

Clarence A. Robinson     Advisory        1998     Director of Fiscal Affairs, City           2               0
1401 Prince Edward St.   Board Member             of Fredericksburg, 1986-present.
Fredericksburg, VA
22401
Age: 55

COMPENSATION  ARRANGEMENTS.  As  noted  above,  members  of the  Advisory  Board received no compensation from the Corporation. The table below shows compensation paid by the Corporation on behalf of the Prime portfolio, for the fiscal year ended March 31, 2003, to the members of the Board and the Corporation's officers. The Corporation does not pay retirement or pension benefits to any of its officers or directors.


   NAME AND POSITION                AGGREGATE COMPENSATION    TOTAL COMPENSATION
   -----------------                ----------------------    ------------------
                                       FROM CORPORATION       FROM CORPORATION*
                                       ----------------       -----------------

Giles Dodd
Director                                    $ 2,000                $ 2,000

Robert J. Fagg, Jr.
Director                                     2,000                  2,000

Jeffrey A. Laine
Director, President and Treasurer             -0-                    -0-

Martin P.  Margolis
Director and Vice President                   -0-                    -0-

Robert R.  Sedivy
Director                                     1,750                  1,750

Arthur E. Anderson II
Secretary                                     -0-                    -0-

Total                                       $5,750                  $5,750


* The Corporation consists of the Prime Portfolio and the Federal Portfolio as well as a third portfolio, the Money Market Portfolio, which has not yet commenced operations.

DIRECTOR OWNERSHIP OF SECURITIES OF THE CORPORATION. The table below sets forth information about each Director's beneficial ownership interest in shares of the Corporation as of March 31, 2003.


                                              AGGREGATE DOLLAR
                                               RANGE OF EQUITY
                                              SECURITIES IN ALL
                         DOLLAR RANGE OF          PORTFOLIOS
                       EQUITY SECURITIES IN      OVERSEEN BY
                         THE CORPORATION           DIRECTOR

INTERESTED DIRECTORS

   Jeffrey A. Laine            none                   none

   Martin P. Margolis          none                   none

INDEPENDENT DIRECTORS

   Giles Dodd                  none                   none

   Robert J. Fagg, Jr.         none                   none

   Robert R. Sedivy            none                   none

PRINCIPAL HOLDERS OF SECURITIES


Set forth below is certain information as to all persons known to the Corporation to own of record or beneficially 5% or more of the Portfolios' shares on December 31, 2003.


PRIME PORTFOLIO

     Shareholder                        Number of Shares on 12/31/03    Share %
     -----------                        ----------------------------    -------
City of Norfolk                                 35,690,129.89            9.47%
City of Roanoke                                 26,921,241.76            7.14%
City of Virginia Beach                          22,563,277.87            5.99%
Delaware River Port Authority                   36,183,897.47            9.60%
Prince William County                          128,609,328.58           34.11%
Southeastern Public Service Authority           25,504,157.98            6.77%



FEDERAL PORTFOLIO

     Shareholder                        Number of Shares on 12/31/03    Share %
     -----------                        ----------------------------    -------
Treasurer of State of Ohio                     125,179,708.29           95.01


ADDITIONAL INFORMATION ABOUT MANAGEMENT

ADDITIONAL INFORMATION ABOUT INVESTMENT ADVISORY ARRANGEMENTS

Since July 31, 2002, investment advisory services have been provided to the Prime Portfolio under the terms of an investment advisory agreement ("Prime Portfolio Advisory Agreement") between PFM Asset Management and the Corporation. Prior to July 31, 2002, such services were provided by Public Financial Management, Inc. ("Prior Manager"), a company under common ownership with the Adviser, pursuant to the terms of an advisory agreement ("Prior Agreement") the terms and conditions of which were, in all material respects (including fees), substantially the same as those of the Prime Portfolio Advisory Agreement. The prior agreement terminated as of July 31, 2002. The change in the identity of the investment adviser was occasioned by the decision of the owners of the Prior Manager to establish a distinct business entity - PFM Asset Management LLC -- through which to conduct the Prior Manager's investment management business. In accordance with the provisions of the 1940 Act, the Prime Portfolio Advisory Agreement with PFM Asset Management LLC was reviewed and approved by the Corporation's Board and shareholders.

The Prime Portfolio Advisory Agreement was initially approved by the Board of Directors at a meeting held on April 25, 2002. In connection with this initial approval of the Prime Portfolio Advisory Agreement, the Board considered the fact that the Prior Manager is owned by the same individuals and further that implementation of the Prime Portfolio Advisory Agreement would not result in any material change in the identity of the portfolio managers ("PFM investment personnel") responsible for providing investment advisory services to the Portfolio. The Board also considered the performance achieved for the Portfolio by such portfolio managers for the Portfolio and the ability of the Adviser to respond effectively to the exclusively institutional shareholder base currently served by the Portfolio. The Board also considered the experience and qualifications of the Adviser's personnel, including both the individual portfolio managers and those officers of the investment adviser who are responsible for the day-to-day operation of the Portfolio. The Board also considered the rate at which the Portfolio's advisory fee is calculated under the Prime Portfolio Advisory Agreement and representations by the Adviser that the Adviser did not contemplate any changes in the voluntary fee waiver policy followed by the Prior Manager with respect to the Portfolio. The Board also considered the nature and quality of the advisory services provided by PFM investment personnel, the specialized institutional market that the Prime Portfolio is designed to serve and the services made available to shareholders by the Prior Manager and the continued availability of these services following the implementation of the Prime Portfolio Advisory Agreement.

The Advisory Agreement with PFM Asset Management LLC relating to the Federal Portfolio ("Federal Portfolio Advisory Agreement") was approved by the Board of Directors, including a majority of the Directors who are not parties to the Federal Portfolio Advisory Agreement or "interested persons" as defined in the 1940 Act ("Independent Directors"), at a meeting of the Board of Directors held on April 30, 2003. In approving the Advisory Agreement, the Board considered a number of factors, including the nature and quality of the advisory services to be rendered to the Portfolio under the Federal Portfolio Advisory Agreement. In particular, the Board considered the fact that, PFM Asset Management, or its predecessor, has provided advisory services to the Corporation since March 30, 1994. The Board also considered the performance achieved for the Prime Portfolio by such portfolio managers and the ability of the Adviser to respond effectively to the exclusively institutional shareholders base expected to be served by the Portfolio. The Board also considered the experience and qualifications of the Adviser's personnel, including both the individual portfolio managers and those officers of the Adviser who would be responsible for the day-to-day operation of the Portfolio. The Board also considered the rate at which the Portfolio's advisory fee is calculated under the Federal Portfolio Advisory Agreement and the fact that the Adviser undertook, pursuant to the terms of a separate agreement, to waive its advisory fee and/or reimburse the expenses of Institutional Class Shares of the Federal Portfolio for a period of 12 months from the date on which the Federal Portfolio commenced its operations to the extent necessary to maintain the ordinary operating expenses (including expenses associated with the Distribution Plan described below, but excluding extraordinary expenses and costs associated with effecting securities transactions) of Institutional Class Shares of the Federal Portfolio at an annual rate of .15% of average daily net assets.

In approving the Advisory Agreements relating to each Portfolio, the Board also considered the collateral benefits that would accrue to the Adviser as a result of its relationship to the Portfolios, with particular reference to the ability of the Adviser to make money market funds available to its institutional clients.

In addition to the provisions of both Advisory Agreements described in the Prospectus, the Advisory Agreements contain the provisions described below. Each Advisory Agreement will continue in effect, unless sooner terminated in accordance with its terms, for two years following its initial approval. Thereafter, each agreement will continue in effect from year to year if approved annually: (i) by the Board or by a majority of the shares outstanding and entitled to vote; and (ii) by a majority of the Independent Directors. The Advisory Agreements will each terminate automatically in the event of its assignment (as defined in the 1940 Act) and may be terminated at any time without penalty by PFM Asset Management upon 60 days' written notice to the Corporation. Each Advisory Agreement may be terminated by the relevant Portfolio at any time without penalty, provided that such termination by the Portfolio shall be directed or approved by the Board or by the holders of a majority of its shares at the time outstanding and entitled to vote.

Each Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, PFM Asset Management is not liable for any error of judgment, mistake of law or loss in connection with PFM Asset Management's performance of each of the Advisory Agreements and permits PFM Asset Management to act as an investment adviser for any other organization, firm, corporation or person.

For fiscal years ended March 31, 2003, 2002 and 2001, fees were payable by the Prime Portfolio to the Adviser or the Prior Manager in the amount of $344,818, $295,033 and $233,955, respectively, of which $58,455, $67,854 and $69,681, respectively, were waived. Fees for fiscal years ended March 31, 2003, 2002 and 2001 were payable at an annual rate of .12% of the first $200 million of average daily net assets; .10% of such assets over $200 million up to $400 million; .09% of such assets over $400 million up to $600 million, and .08% of such assets over $600 million.

In summary, the Advisory Agreements with the Adviser and the Portfolio to which they relate are set forth below:

--------------------------------------------------------------------------------
                                                MOST RECENT CONTRACT APPROVAL
     PORTFOLIO        SERVED PORTFOLIO      ------------------------------------
                           SINCE             SHAREHOLDERS            BOARD
--------------------------------------------------------------------------------
Prime Portfolio        July 31, 2002        July 19, 2002        April 25, 2002
--------------------------------------------------------------------------------
Federal Portfolio       May 5, 2003          May 5, 2003         April 30, 2003
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE ADMINISTRATION AGREEMENT

The Administration Agreement currently in effect with respect to the Portfolios was presented to, and approved by, the Board of Directors on April 25, 2002. The Administration Agreement will remain in effect, unless earlier terminated, from year to year if approved annually by the Directors, including a majority of the Independent Directors. The Administration Agreement may be terminated at any time without penalty by PFM Asset Management upon 60 days' written notice to the Corporation. It may be terminated by the Corporation at any time without penalty upon 60 days' written notice to PFM Asset Management, provided that such termination shall be directed or approved by the vote of a majority of its Directors, including a majority of the Independent Directors.


For the fiscal years ended March 31, 2003, 2002 and 2001, fees of $152,408, $127,517 and $98,280, respectively, were payable by the Prime Portfolio to the Adviser or the Prior Manager under the terms of the Corporation's administration arrangements. All such fees were, however, were waived by the relevant service provider.


DISTRIBUTION ARRANGEMENTS

Pursuant to a plan of distribution (the "Distribution Plan"), each Portfolio is permitted to bear certain expenses in connection with the distribution of its shares. Under the Distribution Plan, which is designed to comply with the requirements of Rule 12b-1 under the 1940 Act, the Portfolios are authorized to pay (i) all fees and expenses relating to the qualification of each Portfolio and/or its shares under the securities or state "Blue Sky" laws of The Commonwealth of Virginia and any other states in which the Portfolios may sell shares; (ii) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Portfolios' shares; (iii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; and (iv) all fees and costs incurred in conjunction with any activity reasonably determined by the Board to be primarily intended and reasonably calculated to result in the sale of shares of the Portfolios.

The Distribution Plan further authorizes the Portfolios to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of Portfolio shares, in an amount not to exceed ..25% of the Portfolios' average daily NAV in any year. The Distribution Plan does not authorize reimbursement of expenses incurred by the Distributor or others assisting in the distribution of Portfolio shares in one fiscal year from amounts available to the Portfolios under such plan in subsequent fiscal years. Therefore, if expenses of distribution incurred by the Distributor and others in any fiscal year exceed .25% of the average daily NAV of the Portfolios for such fiscal year, the amount of such excess expenses will not be reimbursed by the Portfolios. Further, payments or reimbursement made under the Distribution Plan may be made only as determined from time to time by the Board. Expenses for which the Distributor may seek reimbursement include advertising and direct mail expenses, costs of printing and mailing prospectuses and sales literature to prospective shareholders, payments to third parties who sell shares of the Portfolios
and  compensation  of  brokers,   dealers  and  other  intermediaries,   general
administrative overhead of the Distributor (including payment of compensation to sales personnel involved in the sale of Portfolio shares), administrative support allocable to efforts to sell Portfolio shares, sales promotion expenses and shareholder servicing expenses (trail commissions) and any other costs of effectuating the Distribution Plan. The Distribution Plan also authorizes the Portfolios to make direct payments to registered broker-dealers and other persons, including banks, who assist the Portfolios in distributing or promoting the sale of Portfolio shares or who enter into shareholder processing and service agreements pursuant to which services directly result in the sale of Portfolio shares are provided.

For the fiscal years ended March 31, 2003, 2002 and 2001, the Prime Portfolio paid, after giving effect to waivers, $30,000, $22,610 and $32,100, respectively, pursuant to the Distribution Plan. All of these amounts were paid in accordance with the Distribution Agreement.

Unless terminated as indicated below, the Distribution Plan shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by a vote of the Board and of the "Qualified Directors." The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Directors or by the vote of the holders of a majority of the outstanding shares of the Portfolios. The Distribution Plan may not be amended to increase materially the amount of payments to be made without shareholder approval and all amendments must be made by the Board including the Qualified Directors. The Distribution Plan will terminate automatically in the event of its assignment (as defined in the 1940 Act) and may be terminated by the Corporation on 14 days' written notice to the Distributor and by the Distributor on 60 days' written notice to the Corporation. As defined in Rule 12b-1 under the 1940 Act, a "Qualified Director" means any director who is not an "interested person" of the Corporation as defined in Section 2(a)(19) of the 1940 Act and who has no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related to the Distribution Plan.

Under the Distribution Agreement, the Portfolios will pay all expenses of the offering of its shares, including but not limited to, the following: (i) the registration of its shares under federal and state securities laws, (ii) the preparation, printing and distribution of prospectuses, statements of additional information, proxy statements, notices and reports and actions required by federal and state securities laws, (iii) the preparation, printing and distribution of advertising and sales literature for use in the offering of its shares and the printing and distribution of reports to shareholders used as sales literature, and (iv) the issuance of the Portfolios' shares (including any stock issue and transfer tax). As compensation for its activities under the Distribution Agreement for the Portfolios, the Distributor receives a monthly asset-based fee at an annual rate calculated in accordance with the following schedule:

     Monthly Average of Daily Net Assets      Asset Based Fee (Annual Rate)
     -----------------------------------      -----------------------------
          Under $100mm                                   $12,000
          Between $100mm-$200mm                          $18,000
          Between $200mm-$300mm                          $24,000
          Between $300mm-$400mm                          $30,000
          Between $400mm-$500mm                          $36,000
          Between $500mm-$600mm                          $42,000
          Over $600mm                                    $48,000

For purposes of computing the asset-based fee, the assets of the Portfolios are combined. Expenses associated with the Distribution Agreement will be allocated between the Corporation's investment portfolios on a pro-rata basis, subject to the review of the Board at each of its quarterly meetings. The asset-based fee is in addition to any expense reimbursement received by the Distributor pursuant to the Distribution Plan. Under the Distribution Agreement, the Distributor pays from its own resources (or will enter into arrangements providing that persons other than the Distributor or the Portfolios shall pay) or promptly reimburse the Portfolios for all other expenses in connection with its offering for sale and the sale of the Portfolios' shares which are not allocated to the Portfolios under the Distribution Agreement. As indicated in the Prospectus, the Distributor has voluntarily agreed to waive a portion of the fees to which it would otherwise be entitled under the Distribution Agreement.


It is important to note that (i) payments under the 12b-1 Plan (including reimbursement of expenses, if any) may not exceed .25% of a Portfolio's average daily net assets in any year; and (ii) as noted in the Expense Table that appears in the Prospectus and under the heading "Investment Advisory and Administrative Arrangements", the Adviser has entered into an agreement pursuant to which it will waive fees and/or reimburse the CCRF Federal Portfolio for expenses to the extent necessary to maintain an overall expense ratio of 0.15% or less for Institutional Class Shares and 0.25% or less for Investor Class Shares through [January 27, 2005]. For the fiscal year ended March 31, 2003, the Prime Portfolio paid $18,000 [after waivers] in approved distribution expenses, pursuant to the Distribution Agreement between the Corporation and the Distributor in effect during that fiscal year. Jeffrey A. Laine, President and a Director of the Portfolio, is the President and sole shareholder of the Distributor.


YIELD INFORMATION

There are three methods by which each Portfolio's yield for a specified period of time is calculated. The first method, which results in an amount referred to as the "current yield," assumes an account containing exactly one share at the beginning of the period. The NAV of this share will be $1.00 except under extraordinary circumstances. The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period. However, capital changes, if any, are excluded from the calculation (i.e., realized gains and losses from the sale or redemption of securities or instruments and unrealized appreciation and depreciation). So that the change will not reflect the capital changes to be excluded, the dividends used in the yield computation may not be the same as the dividends actually declared, as the capital changes in question may affect the dividends declared. See "Dividend and Tax Information" in the Prospectus. Instead, the dividends used in the yield calculation will be those that would have been declared if the capital changes had not affected the dividends.

This net change in the account value is then divided by the value of the account at the beginning of the period (i.e., normally $1.00, as discussed above), and the resulting figure (referred to as the "base period return") is then annualized by multiplying it by 365 and dividing it by the number of days in the period. The result is the "current yield". Normally, a seven-day period will be used in determining the current yield in published or mailed communications.

The second method results in a rate referred to as the "monthly distribution yield." This represents the sum of the daily allocation factors declared by the Portfolio during a given calendar month divided by the number of calendar days in that month and multiplied by 365. The daily allocation factor represents the daily net income dividend declared by the Portfolio divided by the Portfolio's daily net assets. As the daily allocation factor and monthly distribution yield include realized gains and losses on the sale of Portfolio securities that are distributed in the daily net income dividend, they may differ from the current yield which does not include realized gains or losses.

The third method results in an amount referred to as the compounded "effective annual yield". This represents an annualization of the monthly distribution yield with dividends reinvested daily. The effective yield for a monthly period would be computed by dividing the monthly distribution yield for a monthly calendar period by 12, adding one and then raising the sum to a power of 12 and subtracting 1 from the result, the computation to be made to the nearest 1/100 of 1 percent.

Each Portfolio's performance, or the performance of securities in which it invests, may be compared to:

o iMoneyNet Money Fund Report Averages, which are average yields of various types of money market funds that include the effect of compounding distributions and are reported in iMoneyNet Money Fund Report; the average yield reported by the Bank Rate Monitor National Index for money market deposits accounts offered by the 100 leading banks and thrifts institutions in the ten largest standard metropolitan statistical areas;

o other mutual funds, especially to those with similar investment objectives. These comparisons may be based on data published by iMoneyNet Money Fund Report, The Wall Street Journal, Barron's, Lipper Analytical Services,
     Inc., CDA Investment Technology, Inc. or Bloomberg Financial Markets, a financial information network;

o yields on other money market securities or averages of other money market securities as reported in the Federal Reserve Bulletin, by Telerate, a financial information network, by Bloomberg Financial Markets or by broker-dealers;

o yields on investment pools that operate in a manner consistent with the SEC's Rule 2a-7 of the 1940 Act;

o    and to other  fixed-income  investments  such as  Certificates  of  Deposit
     (CDs).

Yield information may be useful to shareholders in reviewing the Portfolios' performance. However, a number of factors should be taken into account before using yield information as a basis for comparison with alternative investments. The Portfolios' yields are not guaranteed and may fluctuate slightly on a daily basis. The yield for any given past period is not an indication or representation by the Portfolio of future yields or rates of return on its shares and, therefore, it cannot be compared to yields on direct investment alternatives which often provide a guaranteed fixed yield for a stated period of time. However, some of such alternative investments may have substantial penalties on their yield in the case of early withdrawal, may have different yields for different balance levels, may have minimum balance requirements, or may require relatively large single investments to get comparable yields at all, none of which is the case with the Portfolios. All of each Portfolio's shares earn dividends at the same rate.

VALUATION

As noted in the Prospectus, each Portfolio values its portfolio on the basis of the amortized cost method of valuation. While the amortized cost method provides certainty in valuation, there may be periods during which the value, as determined by amortized cost, is higher or lower than the price each Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Portfolios' shares may tend to be lower than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates for market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would be true in a period of rising interest rates. The Board has established procedures (the "Procedures") designed to monitor the difference, if any, between each Portfolio's NAV per share determined in accordance with the amortized cost method of valuation and the value that would be obtained if the Portfolio's portfolio were "marked to market" i.e. price based on available market quotations. "Available market quotations" may include actual market quotations (valued at the mean between the bid and ask prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments, or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

Under the Procedures, if the extent of any deviation between the "mark to market" NAV per share and the NAV per share based on amortized cost exceeds one-half of 1%, the Board must promptly consider what action, if any, will be initiated. When the Board believes that the extent of any deviation may result in material dilution or other unfair results to shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or other unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a NAV per share using available market quotations.

GENERAL INFORMATION

DESCRIPTION OF SHARES

The Corporation is a Virginia corporation. The Corporation's Articles of Incorporation authorize the Board of Directors to issue a limited number of shares of beneficial interest and to classify any unissued shares of the Corporation into one or more classes or series by setting their respective preferences, limitations, and relative rights, to the extent permitted by the Virginia Stock Corporation Act. Pursuant to such authority, the Board of Directors has authorized the issuance of certain classes and series of shares, including classes or shares set forth in the Prospectus, which represent interests in the Portfolios as follows, and as further described in this SAI and the related Prospectus:

CCRF Prime Portfolio
--------------------
     Commonwealth Cash Reserve Fund Class - Series A     Institutional Shares       1,000,000,000 Shares
     Commonwealth Cash Reserve Fund Class - Series B     Investor Shares            1,000,000,000 Shares

CCRF Federal Portfolio
----------------------
     Federal Portfolio Class - Series A                  Institutional Shares       1,000,000,000 Shares
     Federal Portfolio Class - Series B                  Investor Shares            1,000,000,000 Shares

FURTHER INFORMATION ABOUT PURCHASES AND REDEMPTIONS


As is stated in the Prospectus, if the Board determines that it would be detrimental to the interests of the remaining shareholders to redeem shares wholly or partly in cash, the Portfolios may pay the redemption price in whole or in part by the distribution in kind of investments from the investment holdings of the Portfolio, in lieu of cash and in conformity with the applicable rules of the SEC. The Corporation, however, has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Portfolios are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90 day period for any one Shareholder. Should redemptions by a Shareholder exceed such limitation, the Portfolios will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholders might incur brokerage costs in converting the assets into cash. The method of valuing investments used to make redemptions in kind will be the same as the method of valuing portfolio investments under "Net Asset Value" in the Prospectus and such valuation will be made as of the same time the redemption price is determined. It should be noted that the management of the Portfolios considers the prospect for redeeming shares in the Portfolios using the "in-kind" provision to be highly remote.


The right of redemption may be suspended or the date of payment may be postponed: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation; (ii) during periods in which an emergency, as determined by the SEC, exists making disposal of portfolio securities or instruments or determination of the net assets of the Portfolios not reasonably practical; or (iii) for such other periods as the SEC may permit. Payment of redemption proceeds relating to shares purchased by check within 15 days of the date on which the redemption request was received may be delayed by the Portfolios until a determination is made that the check given in purchase has cleared, which may be up to fifteen days.

FINANCIAL STATEMENTS


Financial statements for the Prime Portfolio for the year ended March 31, 2003 have been audited by Ernst & Young LLP. Such statements and accompanying report are included in the Corporation's Annual Report to Shareholders for the year ended March 31, 2003 and the Corporation's Semi-Annual Report to Shareholders for the six month period ended September 30, 2003, both of which are hereby incorporated by reference in this Statement of Additional Information. Because the Federal Portfolio has not completed a full year of operations, the only available financial information about the Federal Portfolio, including performance history, is the unaudited financial statement which were included in the Semi-Annual Report for the six months ended September 30, 2003.

                              [LOGO] COMMONWEALTH
                              -------------------
                              Cash Reserve Fund


                              INVESTMENT ADVISER
                              PFM Asset Management LLC
                              One Keystone Plaza
                              Suite 300
                              North Front & Market Streets
                              Harrisburg, Pennsylvania 17101-2044

                              DISTRIBUTOR
                              Commonwealth Financial Group, Inc.
                              38 Cohasset Lane
                              Cherry Hill, New Jersey 08003

                              CUSTODIAN
                              State Street Bank & Trust Company
                              225 Franklin Street
                              Boston, MA 02110

                              ADMINISTRATOR AND TRANSFER AGENT
                              PFM Asset Management LLC
                              One Keystone Plaza
                              Suite 300
                              North Front & Market Streets
                              Harrisburg, Pennsylvania 17101-2044

                              INDEPENDENT AUDITORS
                              Ernst & Young LLP
                              Two Commerce Square, Suite 4000
                              2001 Market Street
                              Philadelphia, Pennsylvania 19103

                              CO-COUNSEL
                              McGuireWoods LLP
                              One James Center
                              901 E. Cary Street
                              Richmond, Virginia 23219

                              Corsell Law Group, Ltd.
                              Rose Tree Corporate Center II, Suite 6020
                              1400 Providence Road
                              Media, PA  19063

PART C
OTHER INFORMATION

Item 23.  Exhibits

     (a)  Articles of Incorporation.

          (i) Articles of Incorporation are incorporated  herein by reference to
          Exhibit  (1)  of  Registrant's   Registration   Statement  filed  with
          Registrant's Post-Effective Amendment No. 13 on July 30, 1996.

          (ii) Amendment to Articles of Incorporation  effective May 31, 1989 is
          incorporated   by   reference  to  Exhibit   (1)(b)  of   Registrant's
          Post-Effective Amendment No. 13 filed on July 30, 1996.

          (iii) Amended and Restated  Articles of  Incorporation  effective July
          31,  2002  are   incorporated   by  reference  to  Exhibit  (a)(3)  of
          Registrant's Post-Effective Amendment No. 24 filed on July 29, 2002.

     (b)  By-laws. Amended and Restated Bylaws of the Registrant is incorporated
          by  reference  to  Exhibit  (b)(2)  of   Registrant's   Post-Effective
          Amendment No. 13 filed on July 30, 1996.

     (c) Instruments Defining Rights of Security Holders. The rights of shareholders are defined in Article III of Registrant's Amended and Restated Articles of Incorporation. See 23(a)(iii) above. Relevant excerpt from that provision is set forth below:

          "(b) Shares of each class of shares of capital stock of the Corporation shall have the rights and preferences set forth below:

          (i) Assets Held with Respect to Classes. All consideration received by the Corporation for the issue or sale of shares of any class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be (hereinafter "assets held with respect to" such class) shall irrevocably be held with respect to that class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Corporation. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as assets with respect to any particular class (collectively, "General Assets"), such assets shall be allocated among the then outstanding classes based on the relative net asset value of each such class or on such other basis as may be determined by the Board of Directors, in its sole discretion, to be fair and equitable, provided that such method is consistent with the Investment Company Act of 1940 and the rules and regulations promulgated thereunder. Any such allocation by the Board of

          Directors shall be conclusive and binding upon the shareholders of all classes for all purposes.

          (ii) Liabilities Held with Respect to a Particular Class. All expenses, costs, charges and reserves ("liabilities") of the Corporation that are readily identifiable as being attributable to any particular class or classes (hereinafter "liabilities held with respect to" a class) shall be charged against the assets held with respect to that class and shall be allocated and charged by the Corporation to, between or among any one or more of such classes and so recorded upon the books of account of the Corporation, provided that the foregoing shall not limit the ability of the Board of
          Directors to fix, in whole or in part, the preferences, limitations and relative rights of any series within a class in accordance with
          Article II of these Articles of Incorporation. In fixing such rights and preferences, the Board of Directors may allocate to a particular series within a single class expenses that are not allocated to other series with such class. In the event that there are any liabilities of the Corporation that are not readily identifiable as being held with respect to any particular class or classes ("General Liabilities"), such liabilities shall be allocated among the then outstanding classes based on the relative net asset value of each such class or on such other basis as may be determined by the Board of Directors, in its sole discretion, to be fair and equitable, provided that such method is consistent with the Investment Company Act of 1940 and the rules and regulations promulgated thereunder. Any such allocation by the Board of Directors shall be conclusive and binding upon the shareholders of all classes for all purposes.

          (iii) Voting. With respect to any matter submitted to the stockholders of the Corporation, holders of all classes (and all series, if any, within each class) that are affected by such matter shall vote, one vote per share, in the aggregate and without differentiation. Notwithstanding the foregoing, to the extent that the Investment Company Act of 1940 or rules promulgated thereunder provide that a matter shall not be deemed to have been effectively acted upon with respect to any affected class or series unless approved by the holders such class or series, the holders of each class and/or series, as the case may be, shall vote separately, one vote per share, on such matter, provided that holders of any class or series within a class that is not affected by a matter shall not be entitled to vote with respect to such matter.

          (iv) Equality. All shares of each particular class shall have preferences, limitations and relative rights identical to those of other shares of the same class and all such shares shall represent an equal proportionate interest in the assets held with respect to such class, except (a) to the extent that the Board of Directors shall have established two or more separate series within any such class and shall have established differing relative rights for such series in accordance with Article II of these Articles of Incorporation; and (b) except as set forth in Section (b)(iii) of this Article III. All shares of a series shall have preferences, limitations and relative rights identical to those of other shares of the same series and, except to the extent otherwise provided in the description of the series (and except as set forth in Section (b)(iii) of this Article
          III) with those of shares of other series of the same class. Any fractional share of any class (or any series within any class) shall carry proportionately all of the rights and obligations of a whole share of such class or series, including rights with respect to voting, receipt of dividends and distributions, redemption of shares and termination of the Corporation.

          (v) Dividends and Distributions. No dividend or distribution (including without limitation, any distribution paid upon termination of the Corporation or of any class of shares of the Corporation) nor any redemption or repurchase of shares of any class shall be effected by the Corporation other than from the assets held with respect to such class and, in the case of shares of a particular series within a class, only in accordance with the relative rights and preferences established by the Board of Directors for any such series in accordance with Article II hereof. No shareholder of any class shall have any right or claim against the assets held with respect to any other class except to the extent that such shareholder has such a right or claim hereunder as a shareholder of such other class or pursuant to any right of indemnification afforded to the Corporation's officers or directors under the Corporation's bylaws and/or under Virginia corporate law."

     (d)  Investment Advisory Contracts.

          (i) Form of Investment Advisory Agreement between the Registrant and PFM Asset Management LLC relating to the CCRF Prime Portfolio, dated July 31, 2002, is incorporated by reference to Exhibit (2) of Registrant's Post-Effective Amendment No. 23, filed on July 29, 2002.

          (ii) Form of Investment Advisory Agreement between the Registrant and PFM Asset Management LLC relating to the CCRF Federal Portfolio, dated May 5, 2003, is incorporated by reference to Exhibit (1) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003.

     (e) Underwriting Contracts. Form of Amended and Restated Distribution Agreement between the Registrant and Commonwealth Financial Group,
          Inc., amended as of May 5, 2003, is incorporated by reference to Exhibit (2) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003.

     (f)  Bonus or Profit Sharing Contracts. Not Applicable.

     (g)  Custodian Agreements.

          Custody   Agreements   relating  to  Registrant  are  incorporated  by
          reference to Exhibit (2) of Registrant's Post-Effective Amendment No. 16, filed on July 31, 1997.

     (h)  Other Material Contracts.

          (i) Administration Agreement between the Registrant and PFM Asset Management LLC, dated July 31, 2002, is incorporated by reference to Registrant's Post-Effective Amendment No. 23, filed on July 29, 2002.

          (ii)  Form  of  Amendment  to  Administration  Agreement  between  the
          Registrant and PFM Asset Management LLC, dated April 30, 2003, is incorporated by reference to Exhibit (3) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003.

          (iii) Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, dated July 31, 2002, is incorporated by reference to Registrant's Post-Effective Amendment No. 23, filed on July 29, 2002.

          (iv) Form of Amendment to Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, dated April 30, 2003, is incorporated by reference to Exhibit (4) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003.

          (v) Form of Operating Expenses Limitation Agreement between the Registrant and PFM Asset Management, LLC, dated April 30, 2003, is incorporated by reference to Exhibit (5) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003.

          (vi) Amendment to Operating Expenses Limitation Agreement between the Registrant and PFM Asset Management LLC, dated July 31, 2003, is incorporated by reference to Exhibit (2) of Registrant's Post-Effective Amendment No. 27, filed on August 1, 2003.

          (vii) Amended and Restated Operating Expenses Limitation Agreement between the Registrant and PFM Asset Management LLC, dated January 27, 2004. Filed herewith.

          (viii) Form of Amended Administration Agreement between the Registrant and PFM Asset Management LLC, dated January 27, 2004. Filed herewith.

          (ix) Form of Amended Transfer Agency Agreement between the Registrant and PFM Asset Management LLC, dated January 27, 2004. Filed herewith.

     (i) Legal Opinion. Legal Opinion dated July 29, 1999 is incorporated by reference to Exhibit (3) of Registrant's Post-Effective Amendment filed on August 1, 1999.

     (j)  Other Opinions. Consent of Independent Auditors - FILED HEREWITH.

     (k)  Omitted Financial  Statements.  Financial statements omitted from Item
          22. Not Applicable.

     (l)  Initial Capital Agreements. Not Applicable.

     (m)  Rule 12-b-1 Plan.

          (i)  Distribution  Plan under Rule 12b-1 adopted by the  Registrant is
          incorporated   by   reference   to   Exhibit   (1)   of   Registrant's
          Post-Effective Amendment No. 19 filed on August 1, 1999.

          (ii) Amended and Restated Distribution Plan under Rule 12b-1, effective as of April 30, 2003, is incorporated by reference to Exhibit (6) of Registrant's Post-Effective Amendment No. 25, filed on May 6, 2003.

     (n)  Rule 18f-3 Plan. Not Applicable.

     (o)  Reserved.

     (p)  Code of Ethics. Not Applicable to money market funds.

Item 24.  Persons Controlled by or Under Common Control with Registrant.  None.

Item 25. Indemnification. Reference is made to Article IV Section 4.10 of Registrant's Amended and Restated By-Laws, incorporated by reference to Exhibit
(b)(2) of Registrant's Post-Effective Amendment No. 13 filed on July 30, 1996.

Item 26.  Business and other Connections of Investment Advisor.

          (a)  None.

          (b) Information regarding the business and other connections of PFM Asset Management, LLC is incorporated by reference to PFM Asset Management LLC's Form ADV, File No. 801-60449 which has been filed with the Securities and Exchange Commission.

Item 27.  Principal Underwriters.

          (a) Commonwealth Financial Group, Inc. is the Distributor for the Registrant's securities. Commonwealth Financial Group, Inc. does not serve as principal underwriter, depositor or investment advisor for any other investment company.

          (b) The table below sets forth certain information as to the Distributor's directors and officers:

                                                            Positions and
          Name and Principal       Positions and Offices    Offices with
          Business Address         with the Distributor     the Registrant
          ----------------         --------------------     --------------

          Jeffrey A. Laine         President, Director and  President, Treasurer
          38 Cohasset Lane         Sole Shareholder         and Director
          Cherry Hill, NJ  08003

Item 28.  Location of Accounts and Books.

          (a) PFM Asset Management LLC (records relating to its functions as investment adviser, administrator and transfer agent).

          (b) McGuire Woods LLP (Registrant's Articles of Incorporation, Bylaws and corporate records).

          (c) Commonwealth Financial Group, Inc. (records relating to its functions as distributor).

          (d) State Street Bank & Trust Company (records relating to its function as custodian).

Item 29. Management Services. Other than as set forth under the captions "Management" in the Prospectus and "Additional Information as to Management Arrangements" in the Additional Statement constituting Part A and Part B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Cherry Hill, and the State of New Jersey the 27th day of January 2004.


                                        COMMONWEALTH CASH RESERVE FUND, INC.
                                        (Registrant)

                                        By /s/ Jeffrey Laine
                                           ----------------------------
                                           Jeffrey Laine, President
                                           (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

    Signature                 Title                          Date

/s/ Jeffrey Laine             Director, President            January 27, 2004
-----------------------       and Principal Financial
    Jeffrey Laine
                              Officer

/s/ Martin Margolis           Director and                   January 27, 2004
-----------------------       Vice President
    Martin Margolis


/s/ Robert J. Fagg, Jr.       Director                       January 27, 2004
-----------------------
    Robert J. Fagg, Jr.


         *                    Director                               *
-----------------------
    Giles Dodd


/s/ Robert T. Sedivy          Director                       January 27, 2004
-----------------------
    Robert R. Sedivy

                                  EXHIBIT LIST

1.   Amended and Restated Operating Expenses Limitation Agreement

2.   Form of Amended Administration Agreement

3.   Form of Amended Transfer Agency Agreement

4.   Consent of Independent Accountants